United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 91.56%
Investment Companies - 2.70%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%A B C	27,087,664	$27,087,664

	Principal Amount
U.S. Treasury Obligations - 88.86%
U.S. Treasury Bills,
2.370%, Due 4/4/2019A	$80,000,000	79,984,258
2.380%, Due 4/11/2019A	30,000,000	29,980,214
2.382%, Due 4/11/2019A	50,000,000	49,967,023
2.421%, Due 4/18/2019	50,000,000	49,944,159
2.414%, Due 5/2/2019A	30,000,000	29,939,324
2.415%, Due 5/2/2019A	50,000,000	49,898,874
2.435%, Due 5/16/2019A	110,000,000	109,675,134
2.456%, Due 5/23/2019	50,000,000	49,830,639
2.389%, Due 6/27/2019	35,000,000	34,801,426
2.437%, Due 7/5/2019	50,000,000	49,687,512
2.416%, Due 7/18/2019A	32,000,000	31,773,320
2.420%, Due 7/18/2019A	55,000,000	54,610,394
2.385%, Due 8/15/2019A	50,000,000	49,549,972
2.391%, Due 8/15/2019A	32,000,000	31,711,982
2.451%, Due 9/5/2019A	91,000,000	90,062,415
2.410%, Due 9/19/2019	50,000,000	49,437,125
2.420%, Due 10/10/2019	50,000,000	49,381,000

		890,234,771

Total Short-Term Investments (Cost $917,198,322)		917,322,435

TOTAL INVESTMENTS - 91.56% (Cost $917,198,322)		917,322,435
OTHER ASSETS, NET OF LIABILITIES - 8.44%		84,544,710

TOTAL NET ASSETS - 100.00%		$1,001,867,145

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Long Futures Contracts Open on March 31, 2019:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	122	April 2019	$8,240,837	$8,244,760	$3,923
Gasoline RBOB FuturesA	38	April 2019	3,007,281	3,004,470	(2,811)
Gold 100oz FuturesA	207	June 2019	27,379,993	26,878,950	(501,043)
LME Copper FuturesA	13	April 2019	1,999,362	2,108,763	109,401
LME Copper FuturesA	155	May 2019	24,677,886	25,135,187	457,301
LME Copper FuturesA	197	May 2019	14,552,928	14,459,800	(93,128)
LME Copper FuturesA	5	June 2019	813,247	810,813	(2,434)
LME Lead FuturesA	50	April 2019	2,624,574	2,510,000	(114,574)
LME Lead FuturesA	46	May 2019	2,478,594	2,315,525	(163,069)
LME Nickel FuturesA	54	May 2019	4,264,430	4,196,124	(68,306)
LME Nickel FuturesA	10	June 2019	803,189	779,100	(24,089)
LME Primary Aluminum FuturesA	185	April 2019	8,891,102	8,788,656	(102,446)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
LME Primary Aluminum FuturesA	246	May 2019	$11,857,473	$11,692,687	$(164,786)
LME Zinc FuturesA	81	April 2019	5,511,321	6,023,869	512,548
LME Zinc FuturesA	138	May 2019	9,468,212	10,190,437	722,225
LME Zinc FuturesA	101	June 2019	7,183,518	7,410,244	226,726
Low Sulphur Gasoil FuturesA	77	May 2019	4,629,118	4,675,825	46,707
Natural Gas Swap FuturesA	224	October 2019	1,707,720	1,605,520	(102,200)
Natural Gas Swap FuturesA	224	November 2019	1,707,720	1,682,800	(24,920)
Natural Gas Swap FuturesA	224	December 2019	1,707,720	1,728,720	21,000
Natural Gas Swap FuturesA	224	January 2020	1,707,720	1,696,240	(11,480)
Natural Gas Swap FuturesA	224	February 2020	1,707,720	1,632,960	(74,760)
WTI Crude FuturesA	64	April 2019	3,819,658	3,848,960	29,302

			$150,741,323	$151,420,410	$679,087

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	64	June 2019	$5,332,618	$5,222,400	$(110,218)
Mexican Peso Futures	2,984	June 2019	76,908,210	75,868,200	(1,040,010)
New Zealand Dollar Currency Futures	183	June 2019	12,638,288	12,478,770	(159,518)
U.S. Dollar Index Futures	1,086	June 2019	104,615,393	105,173,670	558,277

			$199,494,509	$198,743,040	$(751,469)

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	123	April 2019	$14,933,283	$15,120,436	$187,153
CAC40 Index Futures	383	April 2019	22,980,089	22,955,150	(24,939)
Euro Stoxx 50 Index Futures	230	June 2019	8,495,126	8,441,844	(53,282)
FTSE 100 Index Futures	132	June 2019	12,302,542	12,398,253	95,711
FTSE/MIB Index Futures	176	June 2019	20,060,627	20,474,276	413,649
Hang Seng China Enterprises Index Futures	333	April 2019	23,905,490	24,124,625	219,135
Hang Seng Index Futures	208	April 2019	37,905,058	38,522,640	617,582
IBEX 35 Index Futures	99	April 2019	10,259,764	10,204,020	(55,744)
KOSPI 200 Index Futures	273	June 2019	16,604,122	16,667,166	63,044
Mini MSCI EAFE Index Futures	14	June 2019	1,316,670	1,306,480	(10,190)
Mini MSCI Emerging Markets Index Futures	143	June 2019	7,454,695	7,560,410	105,715
MSCI Taiwan Stock Index Futures	1,015	April 2019	39,256,982	39,656,050	399,068
NASDAQ 100 E-Mini Futures	139	June 2019	19,930,839	20,573,390	642,551
Nikkei 225 (SGX) Futures	84	June 2019	8,042,844	8,037,715	(5,129)
OMXS30 Index Futures	448	April 2019	7,477,577	7,450,765	(26,812)
Russell 2000 E-Mini Index Futures	22	June 2019	1,724,421	1,698,180	(26,241)
S&P 500 E-Mini Index Futures	315	June 2019	43,638,730	44,695,350	1,056,620
S&P/TSX 60 Index Futures	327	June 2019	46,598,928	46,839,780	240,852
SPI 200 Futures	722	June 2019	79,186,047	79,089,993	(96,054)
TOPIX Index Futures	21	June 2019	3,036,878	3,016,512	(20,366)

			$425,110,712	$428,833,035	$3,722,323

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	3,763	June 2020	$1,057,693,182	$1,058,201,592	$508,410

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	2,406	March 2021	$675,392,912	$675,879,845	$486,933
3-Month Euro Euribor Futures	1,491	December 2021	417,842,931	418,257,860	414,929
90-Day Eurodollar Futures	503	June 2020	122,640,452	122,952,062	311,610
90-Day Eurodollar Futures	611	March 2021	149,133,518	149,511,700	378,182
90-Day Eurodollar Futures	726	December 2021	177,231,981	177,588,675	356,694
90-Day Sterling Futures	3,015	June 2020	485,686,504	486,712,938	1,026,434
90-Day Sterling Futures	2,095	March 2021	337,179,243	337,855,805	676,562
Australian 10-Year Bond Futures	921	June 2019	89,109,689	90,609,857	1,500,168
Australian 3-Year Bond Futures	2,645	June 2019	212,440,427	213,429,158	988,731
Euro-Bobl Futures	2,117	June 2019	314,280,226	316,173,598	1,893,372
Euro-Bund Futures	1,032	June 2019	188,923,817	192,562,885	3,639,068
Euro-Buxl 30-Year Bond Futures	188	June 2019	38,642,182	40,418,996	1,776,814
Euro-Schatz Futures	1,188	June 2019	149,121,244	149,222,290	101,046
Japanese 10-Year Government Bond Futures	254	June 2019	350,077,180	351,286,836	1,209,656
Long GILT Futures	503	June 2019	83,359,050	84,754,449	1,395,399
U.S. Long Bond Futures	476	June 2019	70,338,699	71,236,375	897,676
U.S. Treasury 10-Year Note Futures	1,305	June 2019	160,154,341	162,105,469	1,951,128
U.S. Treasury 2-Year Note Futures	593	June 2019	125,985,759	126,364,594	378,835
U.S. Treasury 5-Year Note Futures	1,101	June 2019	126,809,837	127,526,766	716,929
U.S. Ultra Bond Futures	203	June 2019	32,927,329	34,104,000	1,176,671

			$5,364,970,503	$5,386,755,750	$21,785,247

Short Futures Contracts Open on March 31, 2019:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa FuturesA	177	May 2019	$(3,841,790)	$(4,035,600)	$(193,810)
Coffee FuturesA	492	May 2019	(19,072,607)	(17,435,250)	1,637,357
Corn FuturesA	1,340	May 2019	(24,815,122)	(23,885,500)	929,622
Kansas City Hard Red Winter Wheat FuturesA	547	May 2019	(13,089,841)	(11,760,500)	1,329,341
LME Copper FuturesA	13	April 2019	(2,010,025)	(2,108,762)	(98,737)
LME Copper FuturesA	59	May 2019	(9,324,040)	(9,567,588)	(243,548)
LME Lead FuturesA	50	April 2019	(2,488,955)	(2,510,000)	(21,045)
LME Lead FuturesA	46	May 2019	(2,354,746)	(2,315,525)	39,221
LME Lead FuturesA	119	June 2019	(6,026,658)	(6,000,575)	26,083
LME Nickel FuturesA	7	May 2019	(520,741)	(543,942)	(23,201)
LME Primary Aluminum FuturesA	185	April 2019	(8,662,061)	(8,788,656)	(126,595)
LME Primary Aluminum FuturesA	324	May 2019	(15,084,939)	(15,400,125)	(315,186)
LME Primary Aluminum FuturesA	407	June 2019	(19,030,281)	(19,444,425)	(414,144)
LME Zinc FuturesA	68	April 2019	(4,524,494)	(5,057,075)	(532,581)
Natural Gas Swap FuturesA	1,320	April 2019	(37,041,414)	(35,138,400)	1,903,014
Natural Gas Swap FuturesA	128	March 2020	(831,673)	(838,400)	(6,727)
Natural Gas Swap FuturesA	128	April 2020	(831,673)	(824,000)	7,673
Natural Gas Swap FuturesA	128	May 2020	(831,673)	(831,680)	(7)
Natural Gas Swap FuturesA	128	June 2020	(831,673)	(840,320)	(8,647)
Natural Gas Swap FuturesA	128	July 2020	(831,673)	(841,600)	(9,927)
Natural Gas Swap FuturesA	128	August 2020	(831,673)	(836,480)	(4,807)
Natural Gas Swap FuturesA	128	September 2020	(831,673)	(843,520)	(11,847)
NY Harbor ULSD FuturesA	63	April 2019	(5,203,493)	(5,216,324)	(12,831)
Silver FuturesA	121	May 2019	(9,138,546)	(9,141,550)	(3,004)
Soybean FuturesA	844	May 2019	(38,114,203)	(37,315,350)	798,853
Sugar #11 World FuturesA	426	April 2019	(5,848,058)	(5,978,314)	(130,256)

			$(232,013,725)	$(227,499,461)	$4,514,264

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian Dollar Currency Futures	2,079	June 2019	$(146,570,818)	$(147,796,110)	$(1,225,292)
Canadian Dollar Currency Futures	2,398	June 2019	(179,155,904)	(179,921,940)	(766,036)
Euro Currency Futures	2,478	June 2019	(352,537,834)	(349,661,287)	2,876,547
Japanese Yen Currency Futures	631	June 2019	(71,210,069)	(71,606,669)	(396,600)
Swiss Franc Currency Futures	238	June 2019	(29,884,807)	(30,089,150)	(204,343)

			$(779,359,432)	$(779,075,156)	$284,276

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
DAX Index Futures	47	June 2019	$(15,121,744)	$(15,203,124)	$(81,380)
FTSE/JSE Top 40 Index Futures	28	June 2019	(963,474)	(985,480)	(22,006)

			$(16,085,218)	$(16,188,604)	$(103,386)

Forward Foreign Currency Contracts Open on March 31, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	18,146,678	USD	17,605,880	4/5/2019	DUB	$540,798	$—	$540,798
USD	18,200,897	INR	18,146,678	4/5/2019	DUB	54,219	—	54,219
PHP	142,733	USD	141,432	4/8/2019	DUB	1,301	—	1,301
PHP	570,932	USD	573,712	4/8/2019	DUB	—	(2,780)	(2,780)
PHP	856,399	USD	860,882	4/8/2019	DUB	—	(4,483)	(4,483)
PHP	3,473,172	USD	3,480,035	4/8/2019	DUB	—	(6,863)	(6,863)
KRW	88,118	USD	88,370	4/10/2019	DUB	—	(252)	(252)
KRW	176,237	USD	177,621	4/10/2019	DUB	—	(1,384)	(1,384)
KRW	176,237	USD	176,718	4/10/2019	DUB	—	(481)	(481)
KRW	264,355	USD	264,381	4/10/2019	DUB	—	(26)	(26)
KRW	352,474	USD	353,592	4/10/2019	DUB	—	(1,118)	(1,118)
KRW	440,592	USD	441,768	4/10/2019	DUB	—	(1,176)	(1,176)
KRW	528,711	USD	529,001	4/10/2019	DUB	—	(290)	(290)
KRW	528,711	USD	530,570	4/10/2019	DUB	—	(1,859)	(1,859)
KRW	793,066	USD	799,347	4/10/2019	DUB	—	(6,281)	(6,281)
KRW	1,233,658	USD	1,243,439	4/10/2019	DUB	—	(9,781)	(9,781)
USD	43,635,524	KRW	43,266,144	4/10/2019	DUB	369,380	—	369,380
USD	3,265,087	KRW	3,260,382	4/10/2019	DUB	4,705	—	4,705
USD	3,088,880	KRW	3,084,145	4/10/2019	DUB	4,735	—	4,735
USD	3,008,350	KRW	2,996,026	4/10/2019	DUB	12,324	—	12,324
USD	2,996,158	KRW	2,996,026	4/10/2019	DUB	132	—	132
USD	2,561,991	KRW	2,555,434	4/10/2019	DUB	6,557	—	6,557
USD	1,873,590	KRW	1,863,804	4/10/2019	DUB	9,786	—	9,786
USD	1,751,520	KRW	1,747,682	4/10/2019	DUB	3,838	—	3,838
USD	1,718,788	KRW	1,718,309	4/10/2019	DUB	479	—	479
USD	1,718,749	KRW	1,718,309	4/10/2019	DUB	440	—	440
USD	1,652,571	KRW	1,647,814	4/10/2019	DUB	4,757	—	4,757
USD	1,652,834	KRW	1,647,814	4/10/2019	DUB	5,020	—	5,020
USD	1,586,533	KRW	1,586,132	4/10/2019	DUB	401	—	401
USD	1,594,402	KRW	1,586,132	4/10/2019	DUB	8,270	—	8,270
USD	1,543,400	KRW	1,542,072	4/10/2019	DUB	1,328	—	1,328
USD	1,542,638	KRW	1,542,072	4/10/2019	DUB	566	—	566
USD	1,498,114	KRW	1,498,013	4/10/2019	DUB	101	—	101
USD	1,427,848	KRW	1,424,581	4/10/2019	DUB	3,267	—	3,267

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,328,268	KRW	1,321,776	4/10/2019	DUB	$6,492	$—	$6,492
USD	1,237,755	KRW	1,233,658	4/10/2019	DUB	4,097	—	4,097
USD	1,237,799	KRW	1,233,658	4/10/2019	DUB	4,141	—	4,141
USD	1,193,655	KRW	1,189,599	4/10/2019	DUB	4,056	—	4,056
USD	1,193,655	KRW	1,189,599	4/10/2019	DUB	4,056	—	4,056
USD	1,142,343	KRW	1,145,539	4/10/2019	DUB	—	(3,196)	(3,196)
USD	1,129,834	KRW	1,127,916	4/10/2019	DUB	1,918	—	1,918
USD	1,058,005	KRW	1,057,421	4/10/2019	DUB	584	—	584
USD	1,060,002	KRW	1,057,421	4/10/2019	DUB	2,581	—	2,581
USD	1,026,623	KRW	1,025,378	4/10/2019	DUB	1,245	—	1,245
USD	1,026,723	KRW	1,025,378	4/10/2019	DUB	1,345	—	1,345
USD	968,310	KRW	969,303	4/10/2019	DUB	—	(993)	(993)
USD	974,887	KRW	969,303	4/10/2019	DUB	5,584	—	5,584
USD	882,169	KRW	881,184	4/10/2019	DUB	985	—	985
USD	879,853	KRW	881,184	4/10/2019	DUB	—	(1,331)	(1,331)
USD	880,880	KRW	881,184	4/10/2019	DUB	—	(304)	(304)
USD	794,941	KRW	793,066	4/10/2019	DUB	1,875	—	1,875
USD	795,637	KRW	793,066	4/10/2019	DUB	2,571	—	2,571
USD	794,345	KRW	793,066	4/10/2019	DUB	1,279	—	1,279
USD	791,394	KRW	793,066	4/10/2019	DUB	—	(1,672)	(1,672)
USD	792,226	KRW	793,066	4/10/2019	DUB	—	(840)	(840)
USD	797,759	KRW	793,066	4/10/2019	DUB	4,693	—	4,693
USD	797,704	KRW	793,066	4/10/2019	DUB	4,638	—	4,638
USD	769,947	KRW	769,033	4/10/2019	DUB	914	—	914
USD	705,797	KRW	704,947	4/10/2019	DUB	850	—	850
USD	709,370	KRW	704,947	4/10/2019	DUB	4,423	—	4,423
USD	709,201	KRW	704,947	4/10/2019	DUB	4,254	—	4,254
USD	617,383	KRW	616,829	4/10/2019	DUB	554	—	554
USD	620,661	KRW	616,829	4/10/2019	DUB	3,832	—	3,832
USD	621,592	KRW	616,829	4/10/2019	DUB	4,763	—	4,763
USD	621,935	KRW	616,829	4/10/2019	DUB	5,106	—	5,106
USD	532,180	KRW	528,711	4/10/2019	DUB	3,469	—	3,469
USD	532,468	KRW	528,711	4/10/2019	DUB	3,757	—	3,757
USD	440,280	KRW	440,592	4/10/2019	DUB	—	(312)	(312)
USD	443,624	KRW	440,592	4/10/2019	DUB	3,032	—	3,032
USD	444,389	KRW	440,592	4/10/2019	DUB	3,797	—	3,797
USD	353,864	KRW	352,474	4/10/2019	DUB	1,390	—	1,390
USD	352,656	KRW	352,474	4/10/2019	DUB	182	—	182
USD	352,992	KRW	352,474	4/10/2019	DUB	518	—	518
USD	352,159	KRW	352,474	4/10/2019	DUB	—	(315)	(315)
USD	354,969	KRW	352,474	4/10/2019	DUB	2,495	—	2,495
USD	340,949	KRW	339,156	4/10/2019	DUB	1,793	—	1,793
USD	176,619	KRW	176,237	4/10/2019	DUB	382	—	382
USD	177,234	KRW	176,237	4/10/2019	DUB	997	—	997
USD	176,825	KRW	176,237	4/10/2019	DUB	588	—	588
USD	176,852	KRW	176,237	4/10/2019	DUB	615	—	615
USD	141,356	KRW	140,989	4/10/2019	DUB	367	—	367
USD	105,960	KRW	105,742	4/10/2019	DUB	218	—	218
USD	88,056	KRW	88,118	4/10/2019	DUB	—	(62)	(62)
PHP	47,530	USD	47,436	4/17/2019	DUB	94	—	94
TWD	81,190	USD	81,174	4/17/2019	DUB	16	—	16
TWD	81,190	USD	81,187	4/17/2019	DUB	3	—	3
PHP	95,061	USD	94,863	4/17/2019	DUB	198	—	198
PHP	142,591	USD	142,871	4/17/2019	DUB	—	(280)	(280)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	162,381	USD	162,317	4/17/2019	DUB	$64	$—	$64
TWD	162,381	USD	162,391	4/17/2019	DUB	—	(10)	(10)
TWD	162,381	USD	162,423	4/17/2019	DUB	—	(42)	(42)
PHP	237,651	USD	237,832	4/17/2019	DUB	—	(181)	(181)
PHP	332,712	USD	333,251	4/17/2019	DUB	—	(539)	(539)
PHP	380,242	USD	380,880	4/17/2019	DUB	—	(638)	(638)
PHP	475,303	USD	474,267	4/17/2019	DUB	1,036	—	1,036
PHP	2,566,634	USD	2,578,673	4/17/2019	DUB	—	(12,039)	(12,039)
USD	23,875,041	TWD	23,951,128	4/17/2019	DUB	—	(76,087)	(76,087)
USD	809,882	TWD	811,903	4/17/2019	DUB	—	(2,021)	(2,021)
USD	325,034	TWD	324,761	4/17/2019	DUB	273	—	273
USD	323,719	TWD	324,761	4/17/2019	DUB	—	(1,042)	(1,042)
USD	323,708	TWD	324,761	4/17/2019	DUB	—	(1,053)	(1,053)
USD	323,845	TWD	324,761	4/17/2019	DUB	—	(916)	(916)
USD	243,073	TWD	243,571	4/17/2019	DUB	—	(498)	(498)
USD	242,837	TWD	243,571	4/17/2019	DUB	—	(734)	(734)
USD	242,777	TWD	243,571	4/17/2019	DUB	—	(794)	(794)
USD	162,019	TWD	162,381	4/17/2019	DUB	—	(362)	(362)
USD	161,954	TWD	162,381	4/17/2019	DUB	—	(427)	(427)
USD	161,855	TWD	162,381	4/17/2019	DUB	—	(526)	(526)
USD	161,931	TWD	162,381	4/17/2019	DUB	—	(450)	(450)
USD	161,944	TWD	162,381	4/17/2019	DUB	—	(437)	(437)
USD	161,934	TWD	162,381	4/17/2019	DUB	—	(447)	(447)
USD	161,991	TWD	162,381	4/17/2019	DUB	—	(390)	(390)
USD	162,117	TWD	162,381	4/17/2019	DUB	—	(264)	(264)
USD	161,928	TWD	162,381	4/17/2019	DUB	—	(453)	(453)
USD	161,904	TWD	162,381	4/17/2019	DUB	—	(477)	(477)
USD	80,949	TWD	81,190	4/17/2019	DUB	—	(241)	(241)
USD	80,979	TWD	81,190	4/17/2019	DUB	—	(211)	(211)
USD	80,943	TWD	81,190	4/17/2019	DUB	—	(247)	(247)
USD	81,251	TWD	81,190	4/17/2019	DUB	61	—	61
USD	81,032	TWD	81,190	4/17/2019	DUB	—	(158)	(158)
INR	35,964	USD	36,116	4/25/2019	DUB	—	(152)	(152)
INR	71,927	USD	72,152	4/25/2019	DUB	—	(225)	(225)
INR	71,927	USD	72,137	4/25/2019	DUB	—	(210)	(210)
INR	71,927	USD	72,000	4/25/2019	DUB	—	(73)	(73)
INR	107,891	USD	108,344	4/25/2019	DUB	—	(453)	(453)
INR	107,891	USD	107,987	4/25/2019	DUB	—	(96)	(96)
INR	143,855	USD	144,655	4/25/2019	DUB	—	(800)	(800)
INR	143,855	USD	144,429	4/25/2019	DUB	—	(574)	(574)
INR	143,855	USD	144,461	4/25/2019	DUB	—	(606)	(606)
INR	179,818	USD	180,383	4/25/2019	DUB	—	(565)	(565)
INR	179,818	USD	179,996	4/25/2019	DUB	—	(178)	(178)
INR	215,782	USD	216,783	4/25/2019	DUB	—	(1,001)	(1,001)
INR	215,782	USD	216,413	4/25/2019	DUB	—	(631)	(631)
INR	215,782	USD	216,023	4/25/2019	DUB	—	(241)	(241)
INR	251,745	USD	252,001	4/25/2019	DUB	—	(256)	(256)
INR	287,709	USD	289,044	4/25/2019	DUB	—	(1,335)	(1,335)
INR	323,673	USD	323,941	4/25/2019	DUB	—	(268)	(268)
INR	359,636	USD	361,214	4/25/2019	DUB	—	(1,578)	(1,578)
INR	359,636	USD	361,204	4/25/2019	DUB	—	(1,568)	(1,568)
INR	395,600	USD	397,122	4/25/2019	DUB	—	(1,522)	(1,522)
INR	431,564	USD	433,198	4/25/2019	DUB	—	(1,634)	(1,634)
INR	431,564	USD	432,832	4/25/2019	DUB	—	(1,268)	(1,268)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	467,527	USD	469,755	4/25/2019	DUB	$—	$(2,228)	$(2,228)
INR	503,491	USD	504,221	4/25/2019	DUB	—	(730)	(730)
INR	503,491	USD	503,853	4/25/2019	DUB	—	(362)	(362)
INR	539,454	USD	541,191	4/25/2019	DUB	—	(1,737)	(1,737)
INR	575,418	USD	577,767	4/25/2019	DUB	—	(2,349)	(2,349)
INR	1,294,691	USD	1,298,687	4/25/2019	DUB	—	(3,996)	(3,996)
INR	26,828,868	USD	27,149,980	4/25/2019	DUB	—	(321,112)	(321,112)
PHP	10,675,872	USD	10,667,552	5/3/2019	DUB	8,320	—	8,320
USD	1,379,736	TWD	1,381,592	5/3/2019	DUB	—	(1,856)	(1,856)
USD	405,501	TWD	406,350	5/3/2019	DUB	—	(849)	(849)
INR	18,052,531	USD	18,111,767	5/10/2019	DUB	—	(59,236)	(59,236)
BRL	127,703	USD	132,764	4/2/2019	HUS	—	(5,061)	(5,061)
BRL	280,946	USD	294,753	4/2/2019	HUS	—	(13,807)	(13,807)
BRL	10,624,848	USD	11,011,735	4/2/2019	HUS	—	(386,887)	(386,887)
BRL	22,705,505	USD	23,552,788	4/2/2019	HUS	—	(847,283)	(847,283)
USD	2,495,970	BRL	2,451,888	4/2/2019	HUS	44,082	—	44,082
USD	1,557,716	BRL	1,481,349	4/2/2019	HUS	76,367	—	76,367
USD	1,101,025	BRL	1,079,667	4/2/2019	HUS	21,358	—	21,358
USD	975,040	BRL	956,276	4/2/2019	HUS	18,764	—	18,764
USD	930,016	BRL	919,458	4/2/2019	HUS	10,558	—	10,558
USD	904,463	BRL	893,918	4/2/2019	HUS	10,545	—	10,545
USD	850,384	BRL	842,837	4/2/2019	HUS	7,547	—	7,547
USD	830,041	BRL	820,851	4/2/2019	HUS	9,190	—	9,190
USD	802,839	BRL	791,756	4/2/2019	HUS	11,083	—	11,083
USD	801,075	BRL	791,756	4/2/2019	HUS	9,319	—	9,319
USD	802,706	BRL	778,709	4/2/2019	HUS	23,997	—	23,997
USD	793,171	BRL	777,603	4/2/2019	HUS	15,568	—	15,568
USD	747,019	BRL	740,675	4/2/2019	HUS	6,344	—	6,344
USD	742,966	BRL	735,935	4/2/2019	HUS	7,031	—	7,031
USD	743,401	BRL	721,519	4/2/2019	HUS	21,882	—	21,882
USD	743,440	BRL	721,519	4/2/2019	HUS	21,921	—	21,921
USD	721,296	BRL	715,134	4/2/2019	HUS	6,162	—	6,162
USD	700,608	BRL	679,377	4/2/2019	HUS	21,231	—	21,231
USD	680,674	BRL	673,741	4/2/2019	HUS	6,933	—	6,933
USD	635,258	BRL	628,825	4/2/2019	HUS	6,433	—	6,433
USD	617,872	BRL	612,972	4/2/2019	HUS	4,900	—	4,900
USD	606,514	BRL	600,202	4/2/2019	HUS	6,312	—	6,312
USD	610,211	BRL	598,156	4/2/2019	HUS	12,055	—	12,055
USD	604,915	BRL	598,156	4/2/2019	HUS	6,759	—	6,759
USD	592,906	BRL	587,432	4/2/2019	HUS	5,474	—	5,474
USD	510,730	BRL	502,297	4/2/2019	HUS	8,433	—	8,433
USD	386,569	BRL	383,108	4/2/2019	HUS	3,461	—	3,461
USD	372,371	BRL	366,080	4/2/2019	HUS	6,291	—	6,291
USD	360,435	BRL	357,567	4/2/2019	HUS	2,868	—	2,868
USD	314,575	BRL	311,357	4/2/2019	HUS	3,218	—	3,218
USD	315,108	BRL	311,357	4/2/2019	HUS	3,751	—	3,751
USD	314,770	BRL	311,357	4/2/2019	HUS	3,413	—	3,413
USD	305,907	BRL	296,270	4/2/2019	HUS	9,637	—	9,637
USD	260,159	BRL	255,405	4/2/2019	HUS	4,754	—	4,754
USD	257,812	BRL	254,747	4/2/2019	HUS	3,065	—	3,065
USD	236,128	BRL	229,865	4/2/2019	HUS	6,263	—	6,263
USD	232,517	BRL	229,865	4/2/2019	HUS	2,652	—	2,652
USD	226,453	BRL	219,648	4/2/2019	HUS	6,805	—	6,805
USD	221,478	BRL	214,817	4/2/2019	HUS	6,661	—	6,661

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	194,845	BRL	189,000	4/2/2019	HUS	$5,845	$—	$5,845
USD	195,174	BRL	189,000	4/2/2019	HUS	6,174	—	6,174
USD	182,706	BRL	178,784	4/2/2019	HUS	3,922	—	3,922
USD	183,650	BRL	178,784	4/2/2019	HUS	4,866	—	4,866
USD	183,646	BRL	178,784	4/2/2019	HUS	4,862	—	4,862
USD	181,998	BRL	178,784	4/2/2019	HUS	3,214	—	3,214
USD	156,568	BRL	153,243	4/2/2019	HUS	3,325	—	3,325
USD	156,670	BRL	153,243	4/2/2019	HUS	3,427	—	3,427
USD	157,430	BRL	153,243	4/2/2019	HUS	4,187	—	4,187
USD	156,266	BRL	153,243	4/2/2019	HUS	3,023	—	3,023
USD	132,628	BRL	127,702	4/2/2019	HUS	4,926	—	4,926
USD	132,596	BRL	127,702	4/2/2019	HUS	4,894	—	4,894
USD	132,576	BRL	127,702	4/2/2019	HUS	4,874	—	4,874
USD	132,826	BRL	127,702	4/2/2019	HUS	5,124	—	5,124
USD	131,933	BRL	127,702	4/2/2019	HUS	4,231	—	4,231
USD	130,333	BRL	127,702	4/2/2019	HUS	2,631	—	2,631
USD	130,215	BRL	127,702	4/2/2019	HUS	2,513	—	2,513
USD	130,425	BRL	127,702	4/2/2019	HUS	2,723	—	2,723
USD	131,196	BRL	127,703	4/2/2019	HUS	3,493	—	3,493
USD	131,158	BRL	127,703	4/2/2019	HUS	3,455	—	3,455
USD	131,169	BRL	127,703	4/2/2019	HUS	3,466	—	3,466
USD	131,194	BRL	127,703	4/2/2019	HUS	3,491	—	3,491
USD	130,188	BRL	127,703	4/2/2019	HUS	2,485	—	2,485
USD	128,993	BRL	127,703	4/2/2019	HUS	1,290	—	1,290
USD	129,059	BRL	127,703	4/2/2019	HUS	1,356	—	1,356
USD	129,133	BRL	127,703	4/2/2019	HUS	1,430	—	1,430
USD	129,023	BRL	127,703	4/2/2019	HUS	1,320	—	1,320
USD	106,288	BRL	102,162	4/2/2019	HUS	4,126	—	4,126
USD	106,312	BRL	102,162	4/2/2019	HUS	4,150	—	4,150
USD	106,075	BRL	102,162	4/2/2019	HUS	3,913	—	3,913
USD	105,555	BRL	102,162	4/2/2019	HUS	3,393	—	3,393
USD	105,530	BRL	102,162	4/2/2019	HUS	3,368	—	3,368
USD	105,572	BRL	102,162	4/2/2019	HUS	3,410	—	3,410
USD	104,303	BRL	102,162	4/2/2019	HUS	2,141	—	2,141
USD	104,094	BRL	102,162	4/2/2019	HUS	1,932	—	1,932
USD	104,238	BRL	102,162	4/2/2019	HUS	2,076	—	2,076
USD	104,254	BRL	102,162	4/2/2019	HUS	2,092	—	2,092
USD	104,376	BRL	102,162	4/2/2019	HUS	2,214	—	2,214
USD	104,409	BRL	102,162	4/2/2019	HUS	2,247	—	2,247
USD	104,381	BRL	102,162	4/2/2019	HUS	2,219	—	2,219
USD	104,129	BRL	102,162	4/2/2019	HUS	1,967	—	1,967
USD	103,958	BRL	102,162	4/2/2019	HUS	1,796	—	1,796
USD	104,034	BRL	102,162	4/2/2019	HUS	1,872	—	1,872
USD	103,287	BRL	102,162	4/2/2019	HUS	1,125	—	1,125
USD	103,309	BRL	102,162	4/2/2019	HUS	1,147	—	1,147
USD	103,178	BRL	102,162	4/2/2019	HUS	1,016	—	1,016
USD	103,143	BRL	102,162	4/2/2019	HUS	981	—	981
USD	105,619	BRL	102,162	4/2/2019	HUS	3,457	—	3,457
USD	105,619	BRL	102,162	4/2/2019	HUS	3,457	—	3,457
USD	79,457	BRL	76,621	4/2/2019	HUS	2,836	—	2,836
USD	79,933	BRL	76,621	4/2/2019	HUS	3,312	—	3,312
USD	79,932	BRL	76,621	4/2/2019	HUS	3,311	—	3,311
USD	78,229	BRL	76,621	4/2/2019	HUS	1,608	—	1,608
USD	78,211	BRL	76,621	4/2/2019	HUS	1,590	—	1,590

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	78,202	BRL	76,621	4/2/2019	HUS	$1,581	$—	$1,581
USD	78,247	BRL	76,621	4/2/2019	HUS	1,626	—	1,626
USD	78,275	BRL	76,621	4/2/2019	HUS	1,654	—	1,654
USD	78,339	BRL	76,621	4/2/2019	HUS	1,718	—	1,718
USD	78,715	BRL	76,621	4/2/2019	HUS	2,094	—	2,094
USD	78,011	BRL	76,621	4/2/2019	HUS	1,390	—	1,390
USD	77,474	BRL	76,621	4/2/2019	HUS	853	—	853
USD	77,393	BRL	76,621	4/2/2019	HUS	772	—	772
USD	79,226	BRL	76,621	4/2/2019	HUS	2,605	—	2,605
USD	52,972	BRL	51,081	4/2/2019	HUS	1,891	—	1,891
USD	53,342	BRL	51,081	4/2/2019	HUS	2,261	—	2,261
USD	53,402	BRL	51,081	4/2/2019	HUS	2,321	—	2,321
USD	53,139	BRL	51,081	4/2/2019	HUS	2,058	—	2,058
USD	52,812	BRL	51,081	4/2/2019	HUS	1,731	—	1,731
USD	52,828	BRL	51,081	4/2/2019	HUS	1,747	—	1,747
USD	52,782	BRL	51,081	4/2/2019	HUS	1,701	—	1,701
USD	52,090	BRL	51,081	4/2/2019	HUS	1,009	—	1,009
USD	52,089	BRL	51,081	4/2/2019	HUS	1,008	—	1,008
USD	52,304	BRL	51,081	4/2/2019	HUS	1,223	—	1,223
USD	52,161	BRL	51,081	4/2/2019	HUS	1,080	—	1,080
USD	52,165	BRL	51,081	4/2/2019	HUS	1,084	—	1,084
USD	52,401	BRL	51,081	4/2/2019	HUS	1,320	—	1,320
USD	52,405	BRL	51,081	4/2/2019	HUS	1,324	—	1,324
USD	51,633	BRL	51,081	4/2/2019	HUS	552	—	552
USD	51,658	BRL	51,081	4/2/2019	HUS	577	—	577
USD	26,487	BRL	25,540	4/2/2019	HUS	947	—	947
USD	26,485	BRL	25,540	4/2/2019	HUS	945	—	945
USD	26,487	BRL	25,540	4/2/2019	HUS	947	—	947
USD	26,485	BRL	25,540	4/2/2019	HUS	945	—	945
USD	26,478	BRL	25,540	4/2/2019	HUS	938	—	938
USD	26,477	BRL	25,540	4/2/2019	HUS	937	—	937
USD	26,671	BRL	25,540	4/2/2019	HUS	1,131	—	1,131
USD	26,668	BRL	25,540	4/2/2019	HUS	1,128	—	1,128
USD	26,395	BRL	25,540	4/2/2019	HUS	855	—	855
USD	26,063	BRL	25,540	4/2/2019	HUS	523	—	523
USD	26,105	BRL	25,540	4/2/2019	HUS	565	—	565
USD	10,261,990	EUR	10,170,842	4/11/2019	HUS	91,148	—	91,148
USD	7,396,435	AUD	7,394,464	4/11/2019	HUS	1,971	—	1,971
USD	1,869,280	COP	1,816,851	4/24/2019	HUS	52,429	—	52,429
USD	3,575,685	CLP	3,526,939	4/30/2019	HUS	48,746	—	48,746
USD	3,529,547	CLP	3,526,939	4/30/2019	HUS	2,608	—	2,608
USD	1,838,127	CLP	1,836,947	4/30/2019	HUS	1,180	—	1,180
USD	1,753,515	CLP	1,763,470	4/30/2019	HUS	—	(9,955)	(9,955)
USD	1,753,592	CLP	1,763,470	4/30/2019	HUS	—	(9,878)	(9,878)
USD	1,470,437	CLP	1,469,558	4/30/2019	HUS	879	—	879
USD	736,757	CLP	734,779	4/30/2019	HUS	1,978	—	1,978
USD	736,648	CLP	734,779	4/30/2019	HUS	1,869	—	1,869
USD	589,232	CLP	587,823	4/30/2019	HUS	1,409	—	1,409
USD	442,445	CLP	440,867	4/30/2019	HUS	1,578	—	1,578
USD	441,944	CLP	440,867	4/30/2019	HUS	1,077	—	1,077
USD	441,989	CLP	440,867	4/30/2019	HUS	1,122	—	1,122
USD	299,711	CLP	293,912	4/30/2019	HUS	5,799	—	5,799
BRL	25,490	USD	26,476	5/3/2019	HUS	—	(986)	(986)
BRL	25,490	USD	26,462	5/3/2019	HUS	—	(972)	(972)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	25,490	USD	26,441	5/3/2019	HUS	$—	$(951)	$(951)
BRL	50,979	USD	52,894	5/3/2019	HUS	—	(1,915)	(1,915)
BRL	50,979	USD	52,326	5/3/2019	HUS	—	(1,347)	(1,347)
BRL	50,979	USD	52,936	5/3/2019	HUS	—	(1,957)	(1,957)
BRL	50,979	USD	52,901	5/3/2019	HUS	—	(1,922)	(1,922)
BRL	50,979	USD	52,856	5/3/2019	HUS	—	(1,877)	(1,877)
BRL	76,469	USD	79,445	5/3/2019	HUS	—	(2,976)	(2,976)
BRL	76,469	USD	79,415	5/3/2019	HUS	—	(2,946)	(2,946)
BRL	127,448	USD	131,176	5/3/2019	HUS	—	(3,728)	(3,728)
USD	10,990,954	BRL	10,603,699	5/3/2019	HUS	387,255	—	387,255
USD	880,116	BRL	891,185	5/3/2019	HUS	—	(11,069)	(11,069)
USD	870,876	BRL	875,791	5/3/2019	HUS	—	(4,915)	(4,915)
USD	871,596	BRL	875,791	5/3/2019	HUS	—	(4,195)	(4,195)
USD	810,014	BRL	820,497	5/3/2019	HUS	—	(10,483)	(10,483)
USD	770,117	BRL	772,767	5/3/2019	HUS	—	(2,650)	(2,650)
USD	763,071	BRL	771,268	5/3/2019	HUS	—	(8,197)	(8,197)
USD	747,823	BRL	755,970	5/3/2019	HUS	—	(8,147)	(8,147)
USD	728,167	BRL	739,200	5/3/2019	HUS	—	(11,033)	(11,033)
USD	727,933	BRL	737,533	5/3/2019	HUS	—	(9,600)	(9,600)
USD	724,289	BRL	732,586	5/3/2019	HUS	—	(8,297)	(8,297)
USD	703,093	BRL	713,710	5/3/2019	HUS	—	(10,617)	(10,617)
USD	694,773	BRL	703,283	5/3/2019	HUS	—	(8,510)	(8,510)
USD	692,501	BRL	695,491	5/3/2019	HUS	—	(2,990)	(2,990)
USD	681,673	BRL	688,632	5/3/2019	HUS	—	(6,959)	(6,959)
USD	681,245	BRL	688,632	5/3/2019	HUS	—	(7,387)	(7,387)
USD	677,881	BRL	688,221	5/3/2019	HUS	—	(10,340)	(10,340)
USD	667,136	BRL	676,071	5/3/2019	HUS	—	(8,935)	(8,935)
USD	661,705	BRL	664,394	5/3/2019	HUS	—	(2,689)	(2,689)
USD	636,757	BRL	642,465	5/3/2019	HUS	—	(5,708)	(5,708)
USD	626,656	BRL	633,541	5/3/2019	HUS	—	(6,885)	(6,885)
USD	627,663	BRL	633,541	5/3/2019	HUS	—	(5,878)	(5,878)
USD	607,836	BRL	615,372	5/3/2019	HUS	—	(7,536)	(7,536)
USD	578,282	BRL	586,262	5/3/2019	HUS	—	(7,980)	(7,980)
USD	560,331	BRL	565,369	5/3/2019	HUS	—	(5,038)	(5,038)
USD	559,965	BRL	565,369	5/3/2019	HUS	—	(5,404)	(5,404)
USD	544,576	BRL	542,930	5/3/2019	HUS	1,646	—	1,646
USD	541,742	BRL	540,381	5/3/2019	HUS	1,361	—	1,361
USD	515,543	BRL	509,793	5/3/2019	HUS	5,750	—	5,750
USD	486,009	BRL	491,688	5/3/2019	HUS	—	(5,679)	(5,679)
USD	434,640	BRL	439,552	5/3/2019	HUS	—	(4,912)	(4,912)
USD	432,819	BRL	436,876	5/3/2019	HUS	—	(4,057)	(4,057)
USD	426,846	BRL	433,324	5/3/2019	HUS	—	(6,478)	(6,478)
USD	428,110	BRL	425,853	5/3/2019	HUS	2,257	—	2,257
USD	421,053	BRL	422,796	5/3/2019	HUS	—	(1,743)	(1,743)
USD	407,088	BRL	411,177	5/3/2019	HUS	—	(4,089)	(4,089)
USD	404,613	BRL	407,835	5/3/2019	HUS	—	(3,222)	(3,222)
USD	391,097	BRL	392,596	5/3/2019	HUS	—	(1,499)	(1,499)
USD	359,394	BRL	360,625	5/3/2019	HUS	—	(1,231)	(1,231)
USD	347,116	BRL	351,641	5/3/2019	HUS	—	(4,525)	(4,525)
USD	305,321	BRL	308,383	5/3/2019	HUS	—	(3,062)	(3,062)
USD	301,629	BRL	300,602	5/3/2019	HUS	1,027	—	1,027
USD	273,002	BRL	276,575	5/3/2019	HUS	—	(3,573)	(3,573)
USD	266,999	BRL	269,989	5/3/2019	HUS	—	(2,990)	(2,990)
USD	240,423	BRL	241,598	5/3/2019	HUS	—	(1,175)	(1,175)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	212,536	BRL	215,114	5/3/2019	HUS	$—	$(2,578)	$(2,578)
USD	203,677	BRL	205,589	5/3/2019	HUS	—	(1,912)	(1,912)
USD	202,803	BRL	205,124	5/3/2019	HUS	—	(2,321)	(2,321)
USD	158,496	BRL	152,938	5/3/2019	HUS	5,558	—	5,558
USD	153,878	BRL	152,938	5/3/2019	HUS	940	—	940
USD	153,945	BRL	152,938	5/3/2019	HUS	1,007	—	1,007
USD	154,024	BRL	152,938	5/3/2019	HUS	1,086	—	1,086
USD	153,674	BRL	152,938	5/3/2019	HUS	736	—	736
USD	128,307	BRL	127,448	5/3/2019	HUS	859	—	859
USD	128,195	BRL	127,448	5/3/2019	HUS	747	—	747
USD	128,327	BRL	127,448	5/3/2019	HUS	879	—	879
USD	102,452	BRL	101,959	5/3/2019	HUS	493	—	493
USD	102,559	BRL	101,959	5/3/2019	HUS	600	—	600
USD	102,646	BRL	101,959	5/3/2019	HUS	687	—	687
USD	102,680	BRL	101,959	5/3/2019	HUS	721	—	721
USD	102,654	BRL	101,959	5/3/2019	HUS	695	—	695
USD	102,572	BRL	101,959	5/3/2019	HUS	613	—	613
USD	102,433	BRL	101,959	5/3/2019	HUS	474	—	474
USD	102,633	BRL	101,959	5/3/2019	HUS	674	—	674
USD	103,013	BRL	101,959	5/3/2019	HUS	1,054	—	1,054
USD	103,019	BRL	101,959	5/3/2019	HUS	1,060	—	1,060
USD	103,024	BRL	101,959	5/3/2019	HUS	1,065	—	1,065
USD	77,316	BRL	76,469	5/3/2019	HUS	847	—	847
USD	77,248	BRL	76,469	5/3/2019	HUS	779	—	779
USD	77,270	BRL	76,469	5/3/2019	HUS	801	—	801
USD	76,923	BRL	76,469	5/3/2019	HUS	454	—	454
USD	76,970	BRL	76,469	5/3/2019	HUS	501	—	501
USD	75,569	BRL	76,469	5/3/2019	HUS	—	(900)	(900)
USD	75,609	BRL	76,469	5/3/2019	HUS	—	(860)	(860)
USD	75,666	BRL	76,469	5/3/2019	HUS	—	(803)	(803)
USD	75,328	BRL	76,469	5/3/2019	HUS	—	(1,141)	(1,141)
USD	77,272	BRL	76,469	5/3/2019	HUS	803	—	803
USD	77,274	BRL	76,469	5/3/2019	HUS	805	—	805
USD	77,244	BRL	76,469	5/3/2019	HUS	775	—	775
USD	77,252	BRL	76,469	5/3/2019	HUS	783	—	783
USD	51,686	BRL	50,979	5/3/2019	HUS	707	—	707
USD	51,528	BRL	50,979	5/3/2019	HUS	549	—	549
USD	51,517	BRL	50,979	5/3/2019	HUS	538	—	538
USD	51,494	BRL	50,979	5/3/2019	HUS	515	—	515
USD	51,618	BRL	50,979	5/3/2019	HUS	639	—	639
USD	51,598	BRL	50,979	5/3/2019	HUS	619	—	619
USD	51,505	BRL	50,979	5/3/2019	HUS	526	—	526
USD	51,493	BRL	50,979	5/3/2019	HUS	514	—	514
USD	51,611	BRL	50,979	5/3/2019	HUS	632	—	632
USD	51,484	BRL	50,979	5/3/2019	HUS	505	—	505
USD	51,465	BRL	50,979	5/3/2019	HUS	486	—	486
USD	51,524	BRL	50,979	5/3/2019	HUS	545	—	545
USD	51,520	BRL	50,979	5/3/2019	HUS	541	—	541
USD	51,517	BRL	50,979	5/3/2019	HUS	538	—	538
USD	51,498	BRL	50,979	5/3/2019	HUS	519	—	519
USD	51,495	BRL	50,979	5/3/2019	HUS	516	—	516
USD	51,226	BRL	50,979	5/3/2019	HUS	247	—	247
USD	51,231	BRL	50,979	5/3/2019	HUS	252	—	252
USD	51,248	BRL	50,979	5/3/2019	HUS	269	—	269

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	51,312	BRL	50,979	5/3/2019	HUS	$333	$—	$333
USD	51,325	BRL	50,979	5/3/2019	HUS	346	—	346
USD	51,223	BRL	50,979	5/3/2019	HUS	244	—	244
USD	51,326	BRL	50,979	5/3/2019	HUS	347	—	347
USD	50,204	BRL	50,979	5/3/2019	HUS	—	(775)	(775)
USD	50,213	BRL	50,979	5/3/2019	HUS	—	(766)	(766)
USD	50,374	BRL	50,979	5/3/2019	HUS	—	(605)	(605)
USD	50,402	BRL	50,979	5/3/2019	HUS	—	(577)	(577)
USD	50,208	BRL	50,979	5/3/2019	HUS	—	(771)	(771)
USD	50,219	BRL	50,979	5/3/2019	HUS	—	(760)	(760)
USD	50,229	BRL	50,979	5/3/2019	HUS	—	(750)	(750)
USD	50,309	BRL	50,979	5/3/2019	HUS	—	(670)	(670)
USD	50,251	BRL	50,979	5/3/2019	HUS	—	(728)	(728)
USD	50,364	BRL	50,979	5/3/2019	HUS	—	(615)	(615)
USD	51,508	BRL	50,979	5/3/2019	HUS	529	—	529
USD	51,510	BRL	50,979	5/3/2019	HUS	531	—	531
USD	51,524	BRL	50,979	5/3/2019	HUS	545	—	545
USD	51,494	BRL	50,979	5/3/2019	HUS	515	—	515
USD	51,503	BRL	50,979	5/3/2019	HUS	524	—	524
USD	51,513	BRL	50,979	5/3/2019	HUS	534	—	534
USD	25,788	BRL	25,490	5/3/2019	HUS	298	—	298
USD	25,755	BRL	25,490	5/3/2019	HUS	265	—	265
USD	25,752	BRL	25,490	5/3/2019	HUS	262	—	262
USD	25,751	BRL	25,490	5/3/2019	HUS	261	—	261
USD	25,748	BRL	25,490	5/3/2019	HUS	258	—	258
USD	25,748	BRL	25,490	5/3/2019	HUS	258	—	258
USD	25,746	BRL	25,490	5/3/2019	HUS	256	—	256
USD	25,826	BRL	25,490	5/3/2019	HUS	336	—	336
USD	25,803	BRL	25,490	5/3/2019	HUS	313	—	313
USD	25,771	BRL	25,490	5/3/2019	HUS	281	—	281
USD	25,787	BRL	25,490	5/3/2019	HUS	297	—	297
USD	25,754	BRL	25,490	5/3/2019	HUS	264	—	264
USD	25,754	BRL	25,490	5/3/2019	HUS	264	—	264
USD	25,753	BRL	25,490	5/3/2019	HUS	263	—	263
USD	25,807	BRL	25,490	5/3/2019	HUS	317	—	317
USD	25,800	BRL	25,490	5/3/2019	HUS	310	—	310
USD	25,744	BRL	25,490	5/3/2019	HUS	254	—	254
USD	25,736	BRL	25,490	5/3/2019	HUS	246	—	246
USD	25,740	BRL	25,490	5/3/2019	HUS	250	—	250
USD	25,914	BRL	25,490	5/3/2019	HUS	424	—	424
USD	25,902	BRL	25,490	5/3/2019	HUS	412	—	412
USD	25,765	BRL	25,490	5/3/2019	HUS	275	—	275
USD	25,665	BRL	25,490	5/3/2019	HUS	175	—	175
USD	25,171	BRL	25,490	5/3/2019	HUS	—	(319)	(319)
USD	25,192	BRL	25,490	5/3/2019	HUS	—	(298)	(298)
USD	25,200	BRL	25,490	5/3/2019	HUS	—	(290)	(290)
USD	25,224	BRL	25,490	5/3/2019	HUS	—	(266)	(266)
USD	25,114	BRL	25,490	5/3/2019	HUS	—	(376)	(376)
USD	25,125	BRL	25,490	5/3/2019	HUS	—	(365)	(365)
USD	25,121	BRL	25,490	5/3/2019	HUS	—	(369)	(369)
USD	25,751	BRL	25,490	5/3/2019	HUS	261	—	261
USD	25,878	BRL	25,490	5/3/2019	HUS	388	—	388
USD	25,888	BRL	25,490	5/3/2019	HUS	398	—	398
USD	25,892	BRL	25,490	5/3/2019	HUS	402	—	402

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on March 31, 2019 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	25,890	BRL	25,490	5/3/2019	HUS	$400	$—	$400
USD	25,892	BRL	25,490	5/3/2019	HUS	402	—	402
USD	25,754	BRL	25,490	5/3/2019	HUS	264	—	264
CNY	74,396	USD	74,828	5/10/2019	HUS	—	(432)	(432)
CNY	74,396	USD	74,632	5/10/2019	HUS	—	(236)	(236)
CNY	74,396	USD	74,435	5/10/2019	HUS	—	(39)	(39)
CNY	74,396	USD	74,317	5/10/2019	HUS	79	—	79
CNY	74,396	USD	74,383	5/10/2019	HUS	13	—	13
CNY	74,396	USD	74,452	5/10/2019	HUS	—	(56)	(56)
CNY	74,396	USD	74,407	5/10/2019	HUS	—	(11)	(11)
CNY	74,396	USD	74,494	5/10/2019	HUS	—	(98)	(98)
CNY	148,793	USD	149,676	5/10/2019	HUS	—	(883)	(883)
CNY	148,793	USD	149,756	5/10/2019	HUS	—	(963)	(963)
CNY	223,189	USD	223,241	5/10/2019	HUS	—	(52)	(52)
CNY	223,189	USD	223,326	5/10/2019	HUS	—	(137)	(137)
CNY	10,489,885	USD	10,506,863	5/10/2019	HUS	—	(16,978)	(16,978)
PEN	2,628,756	USD	2,603,160	6/14/2019	RBS	25,596	—	25,596
PEN	2,628,756	USD	2,635,602	6/14/2019	RBS	—	(6,846)	(6,846)

						$2,504,768	$(2,128,123)	$376,645

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

DUB	Deutsche Bank AG.
HUS	HSBC Bank (USA).
RBS	Royal Bank of Scotland PLC.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:

CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/MIB	Borsa Italiana - Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
IBEX	Bolsa de Madrid - Spanish Stock Market Index.
JSE	Johannesburg Stock Exchange.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

SGX	Singapore Stock Exchange.
LME	London Metal Exchange.

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Sugar #11	World Benchmark for raw sugar.
ULSD	Ultra-low-sulfur diesel.
WTI	West Texas Intermediate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments:
Investment Companies	$27,087,664	$—	$—	$27,087,664
U.S. Treasury Obligations	—	890,234,771	—	890,234,771

Total Investments in Securities - Assets	$27,087,664	$890,234,771	$—	$917,322,435

Financial Derivative Instruments - Assets
Futures Contracts	$38,061,448	$—	$—	$38,061,448
Forward Foreign Currency Contracts	—	2,504,768	—	2,504,768

Total Financial Derivative Instruments - Assets	$38,061,448	$2,504,768	$—	$40,566,216

Financial Derivative Instruments - Liabilities
Futures Contracts	$(7,931,106)	$—	$—	$(7,931,106)
Forward Foreign Currency Contracts	—	(2,128,123)	—	(2,128,123)

Total Financial Derivative Instruments - Liabilities	$(7,931,106)	$(2,128,123)	$—	$(10,059,229)

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2019 (Unaudited)

		Principal Amount*	Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 44.03%
Deutsche Bundesrepublik Inflation Linked Bond, 0.500%, Due 4/15/2030, Series I/LA B	EUR	3,109,470	$4,167,113
French Republic Government Bond OAT, 1.850%, Due 7/25/2027, Series OATEA B	EUR	2,193,080	3,091,101
United Kingdom Gilt Inflation Linked, 0.125%, Due 3/22/2026, Series 3MOA B	GBP	3,288,600	5,095,483

Total Foreign Sovereign Obligations (Cost $12,033,421)			12,353,697

U.S. TREASURY OBLIGATIONS - 29.17%
United States Treasury Inflation Protected Security,
0.625%, Due 4/15/2023A		$3,039,930	3,060,952
0.750%, Due 7/15/2028A		5,013,550	5,123,655

Total U.S. Treasury Obligations (Cost $7,961,342)			8,184,607

SHORT-TERM INVESTMENTS - 16.07%

		Shares
Investment Companies - 5.43%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D		1,524,505	1,524,505

		Principal Amount*
U.S. Treasury Obligations - 10.64%
U.S. Treasury Bill, 2.41%, Due 6/20/2019		$3,000,000	2,984,240

Total Short-Term Investments (Cost $4,508,453)			4,508,745

TOTAL INVESTMENTS - 89.27% (Cost $24,503,216)			25,047,049
OTHER ASSETS, NET OF LIABILITIES - 10.73%			3,007,479

TOTAL NET ASSETS - 100.00%			$28,054,528

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Inflation-Indexed Note.
B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

GILT - Bank of England Bonds.

OAT - Obligations Assimilables du Trésor.

Long Futures Contracts Open on March 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	3	April 2019	$361,510	$368,791	$7,281
BIST 30 Index Futures	49	April 2019	116,422	106,033	(10,389)
CAC40 Index Futures	9	April 2019	533,083	539,416	6,333
DAX Index Futures	1	June 2019	323,233	323,471	238
Euro Stoxx 50 Index Futures	17	June 2019	614,746	623,962	9,216
FTSE 100 Index Futures	31	June 2019	2,847,819	2,911,711	63,892
FTSE CHINA A50 Index Futures	3	April 2019	37,443	39,375	1,932
FTSE/JSE Top 40 Index Futures	3	June 2019	105,586	105,587	1
FTSE/MIB Index Futures	3	June 2019	339,015	348,993	9,978
Hang Seng China Enterprises Index Futures	3	April 2019	215,386	217,339	1,953
Hang Seng Index Futures	1	April 2019	181,843	185,205	3,362

See accompanying notes

American Beacon AHL TargetRisk FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

IBEX 35 Index Futures	2	April 2019	205,093	206,142	1,049
KOSPI 200 Index Futures	7	June 2019	426,367	427,363	996
MSCI SING IX ETS Futures	5	April 2019	132,025	132,706	681
MSCI Taiwan Stock Index Futures	3	April 2019	116,169	117,210	1,041
NASDAQ 100 E-Mini Futures	7	June 2019	987,605	1,036,070	48,465
Nikkei 225 (SGX) Futures	9	June 2019	868,705	861,184	(7,521)
OMXS30 Index Futures	8	April 2019	132,110	133,049	939
S&P 500 E-Mini Index Futures	16	June 2019	2,201,662	2,270,240	68,578
S&P/TSX 60 Index Futures	6	June 2019	854,498	859,446	4,948
SGX NIFTY 50 Index Futures	1	April 2019	23,159	23,351	192
SPI 200 Futures	1	June 2019	109,650	109,543	(107)
TOPIX Index Futures	3	June 2019	432,491	430,930	(1,561)

			$12,165,620	$12,377,117	$211,497

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Canadian 10 Year Bond Futures	8	June 2019	$817,204	$832,357	$15,153
Euro-Bobl Futures	23	June 2019	3,405,629	3,435,046	29,417
EURO-BTP Futures	8	June 2019	1,140,911	1,161,864	20,953
Euro-Bund Futures	19	June 2019	3,470,598	3,545,247	74,649
Euro-Buxl 30-Year Bond Futures	2	June 2019	408,319	429,989	21,670
EURO-OAT Futures	10	June 2019	1,776,435	1,824,751	48,316
Japanese 10-Year Government Bond Futures	5	June 2019	6,888,963	6,915,095	26,132
KOREA 10 Year BOND Futures	5	June 2019	560,222	567,659	7,437
KOREA 3 Year BOND Futures	6	June 2019	577,702	579,808	2,106
Long GILT Futures	45	June 2019	7,455,895	7,582,884	126,989
U.S. Long Bond Futures	21	June 2019	3,063,418	3,142,781	79,363
U.S. Treasury 10-Year Note Futures	39	June 2019	4,780,864	4,844,531	63,667
U.S. Treasury 2-Year Note Futures	8	June 2019	1,699,195	1,704,750	5,555
U.S. Treasury 5-Year Note Futures	30	June 2019	3,445,582	3,474,844	29,262
U.S. Ultra Bond Futures	11	June 2019	1,774,518	1,848,000	73,482

			$41,265,455	$41,889,606	$624,151

OTC Swap Agreements Outstanding on March 31, 2019:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Refrence Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 3/31/2019 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Markit CDX NA.IG-31 5-Year Index Version 1	GST	1.00	12/20/2023	0.5637	USD	10,000	$(179,131)	$(193,920)	$(14,789)
Markit CDX NA.HY-31 5-Year Index Version 1	FBF	5.00	12/20/2023	3.3599	USD	5,000	(287,764)	(332,944)	(45,180)

							$(466,895)	$(526,864)	$(59,969)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 3/31/2019 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Markit CDX NA.IG-31 5-Year Index Version 1	FBF	1.00	12/20/2023	0.5637	USD	10,000	$119,145	$193,920	$74,775

Markit CDX NA.HY-31 5-Year Index Version 3	JPM	5.00	12/20/2023	3.3599	USD	5,000	—	332,944	332,944

See accompanying notes

American Beacon AHL TargetRisk FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 3/31/2019 (3) (%)	Curr	Notional Amount (4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Markit CDX NA.IG-32 5-Year Index Version 1	GST	1.00	6/20/2024	0.6376	USD	10,000	$160,535	$178,989	$18,454
iTraxx Europe ES-31 5-Year Index Version 1	GST	1.00	6/20/2024	0.6556	EUR	10,000	176,328	202,908	26,580
Markit CDX NA.HY-32 5-Year Index Version 1	FBF	5.00	6/20/2024	3.5059	USD	5,000	287,325	332,347	45,022

							$743,333	$1,241,108	$497,775

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Swap Agreements Outstanding on March 31, 2019

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	5/4/2019	28,000	2,976,225	$—	$162,004

								$—	$162,004

Forward Foreign Currency Contracts Open on March 31, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	5,340,251	GBP	5,262,412	4/11/2019	SSB	$77,839	$—	$77,839
USD	3,545,552	EUR	3,521,325	4/11/2019	SSB	24,227	—	24,227
USD	255,091	GBP	252,792	4/11/2019	SSB	2,299	—	2,299
USD	4,203,531	EUR	4,158,170	4/11/2019	SSB	45,361	—	45,361

						$149,726	$—	$149,726

*	All Values denominated is USD

Glossary:

Counterparty Abbreviations:

FBF	Credit Suisse Securities USA LLC
GST	Goldman Sachs International
JPM	JPMorgan Chase Bank NA.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	Pound Sterling
USD	United States Dollar.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

Index Abbreviations:

BIST 30	Bora Istanbul 30 Index.
CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE CHINA A 50	Financial Times Stock Exchange China A50 Index.
FTSE/JFE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana - Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
IBEX	Bolsa de Madrid - Spanish Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
NASDAQ	National Association of Securities Dealers Automated Quotations.
OMXS30	Stockholm Stock Exchange’s leading share index.
SGX NIFTY	Singapore Stock Exchange NIFTY.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

JSE	Johannesburg Stock Exchange.
SGX	Singapore Stock Exchange.

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany.
BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
GILT	Bank of England Bonds.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$12,353,697	$—	$12,353,697
U.S. Treasury Obligations	—	8,184,607	—	8,184,607
Short-Term Investments	1,524,505	2,984,240	—	4,508,745

Total Investments in Securities - Assets	$1,524,505	$23,522,544	$—	$25,047,049

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$149,726	$—	$149,726
Futures Contracts	855,226	—	—	855,226
Swap Contract Agreements	—	659,779	—	659,779

Total Financial Derivative Instruments - Assets	$855,226	$809,505	$—	$1,664,731

Financial Derivative Instruments - Liabilities
Futures Contracts	$(19,578)	$—	$—	$(19,578)
Swap Contract Agreements	—	(59,969)	—	(59,969)

Total Financial Derivative Instruments - Liabilities	$(19,578)	$(59,969)	$—	$(79,547)

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.97%
Communication Services - 3.02%
Entertainment - 0.46%
Cinemark Holdings, Inc.	5,170	$206,748

Media - 2.56%
Nexstar Media Group, Inc., Class A	10,739	1,163,786

Total Communication Services		1,370,534

Consumer Discretionary - 10.92%
Auto Components - 1.15%
LCI Industries	6,803	522,606

Automobiles - 0.48%
Thor Industries, Inc.	3,490	217,671

Hotels, Restaurants & Leisure - 3.64%
Marriott Vacations Worldwide Corp.	5,838	545,853
Ruth’s Hospitality Group, Inc.	9,100	232,869
Texas Roadhouse, Inc.	14,074	875,262

		1,653,984

Household Durables - 0.38%
Hooker Furniture Corp.	6,002	173,038

Leisure Products - 3.90%
Brunswick Corp.	21,992	1,106,857
Johnson Outdoors, Inc., Class A	9,341	666,574

		1,773,431

Specialty Retail - 0.78%
Winmark Corp.	1,885	355,492

Textiles, Apparel & Luxury Goods - 0.59%
Superior Group of Cos., Inc.	16,101	267,599

Total Consumer Discretionary		4,963,821

Consumer Staples - 6.57%
Food & Staples Retailing - 0.46%
Pricesmart, Inc.	3,527	207,670

Food Products - 3.19%
Calavo Growers, Inc.	10,670	894,679
J&J Snack Foods Corp.	3,503	556,417

		1,451,096

Personal Products - 2.92%
Inter Parfums, Inc.	17,507	1,328,256

Total Consumer Staples		2,987,022

Financials - 10.21%
Banks - 6.37%
Chemical Financial Corp.	6,369	262,148
First Financial Bancorp	41,923	1,008,668
First Interstate BancSystem, Inc., Class A	21,845	869,868
Glacier Bancorp, Inc.	7,501	300,565

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.97% (continued)
Financials - 10.21% (continued)
Banks - 6.37% (continued)
S&T Bancorp, Inc.	11,504	$454,753

		2,896,002

Capital Markets - 2.44%
Evercore, Inc., Class A	12,174	1,107,834

Insurance - 1.40%
Horace Mann Educators Corp.	18,002	633,850

Total Financials		4,637,686

Health Care - 17.48%
Health Care Equipment & Supplies - 5.91%
Atrion Corp.	667	586,080
Cantel Medical Corp.	9,880	660,873
Globus Medical, Inc., Class AA	10,472	517,422
LeMaitre Vascular, Inc.	29,750	922,250

		2,686,625

Health Care Providers & Services - 4.29%
Chemed Corp.	3,400	1,088,238
US Physical Therapy, Inc.	8,172	858,305

		1,946,543

Health Care Technology - 5.50%
Medidata Solutions, Inc.A	11,507	842,773
Omnicell, Inc.A	12,341	997,646
Simulations Plus, Inc.	31,246	659,603

		2,500,022

Pharmaceuticals - 1.78%
Phibro Animal Health Corp., Class A	24,545	809,985

Total Health Care		7,943,175

Industrials - 19.29%
Building Products - 3.68%
AAON, Inc.	9,341	431,368
Simpson Manufacturing Co., Inc.	13,342	790,780
Universal Forest Products, Inc.	15,008	448,589

		1,670,737

Commercial Services & Supplies - 6.67%
Healthcare Services Group, Inc.	30,842	1,017,477
Matthews International Corp., Class A	7,547	278,862
MSA Safety, Inc.	8,504	879,314
Ritchie Bros Auctioneers, Inc.	25,180	856,120

		3,031,773

Construction & Engineering - 1.19%
Valmont Industries, Inc.	4,170	542,517

Industrial Conglomerates - 1.15%
Raven Industries, Inc.	13,599	521,794

Machinery - 3.21%
Federal Signal Corp.	18,360	477,176

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.97% (continued)
Industrials - 19.29% (continued)
Machinery - 3.21% (continued)
John Bean Technologies Corp.	10,704	$983,591

		1,460,767

Professional Services - 1.14%
Barrett Business Services, Inc.	6,670	515,791

Road & Rail - 1.01%
Landstar System, Inc.	4,188	458,125

Trading Companies & Distributors - 1.24%
Applied Industrial Technologies, Inc.	5,923	352,241
MSC Industrial Direct Co., Inc., Class A	2,529	209,173

		561,414

Total Industrials		8,762,918

Information Technology - 21.65%
Electronic Equipment, Instruments & Components - 5.57%
Littelfuse, Inc.	3,335	608,571
Mesa Laboratories, Inc.	3,832	883,276
SYNNEX Corp.	10,871	1,036,984

		2,528,831

IT Services - 3.33%
CSG Systems International, Inc.	22,515	952,384
Hackett Group, Inc.	35,350	558,530

		1,510,914

Semiconductors & Semiconductor Equipment - 5.31%
Brooks Automation, Inc.	14,605	428,365
Cabot Microelectronics Corp.	2,204	246,760
Monolithic Power Systems, Inc.	6,567	889,763
Power Integrations, Inc.	3,335	233,250
Silicon Motion Technology Corp., ADR	15,510	614,816

		2,412,954

Software - 7.44%
Blackbaud, Inc.	9,504	757,754
LogMeIn, Inc.	3,688	295,409
Monotype Imaging Holdings, Inc.	22,012	437,819
Pegasystems, Inc.	15,171	986,115
Progress Software Corp.	12,952	574,680
QAD, Inc., Class A	7,685	330,993

		3,382,770

Total Information Technology		9,835,469

Materials - 4.67%
Chemicals - 4.67%
Balchem Corp.	8,475	786,480
PolyOne Corp.	26,678	781,932
Stepan Co.	6,338	554,702

		2,123,114

Total Materials		2,123,114

Real Estate - 2.66%
Equity Real Estate Investment Trusts (REITs) - 1.03%
CoreSite Realty Corp.	4,400	470,888

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.97% (continued)
Real Estate - 2.66% (continued)
Real Estate Management & Development - 1.63%
RE/MAX Holdings, Inc., Class A	19,176	$739,043

Total Real Estate		1,209,931

Utilities - 1.50%
Gas Utilities - 1.50%
ONE Gas, Inc.	7,668	682,682

Total Common Stocks (Cost $41,061,096)		44,516,352

SHORT-TERM INVESTMENTS - 1.82% (Cost $826,314)
Investment Companies - 1.82%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%B C	826,314	826,314

TOTAL INVESTMENTS - 99.79% (Cost $41,887,410)		45,342,666
OTHER ASSETS, NET OF LIABILITIES - 0.21%		95,522

TOTAL NET ASSETS - 100.00%		$45,438,188

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

ADR - American Depositary Receipt.

Long Futures Contracts Open on March 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	10	June 2019	$768,192	$771,900	$3,708

			$768,192	$771,900	$3,708

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$44,516,352	$—	$—	$44,516,352
Short-Term Investments	826,314	—	—	826,314

Total Investments in Securities - Assets	$45,342,666	$—	$—	$45,342,666

Financial Derivative Instruments - Assets
Futures Contracts	$3,708	$—	$—	$3,708

Total Financial Derivative Instruments - Assets	$3,708	$—	$—	$3,708

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.95%
Communication Services - 8.18%
Entertainment - 4.40%
Netflix, Inc.A	14,100	$5,027,496
Walt Disney Co.	32,100	3,564,063

		8,591,559

Interactive Media & Services - 1.04%
TripAdvisor, Inc.A	39,500	2,032,275

Media - 2.74%
Charter Communications, Inc., Class AA	9,500	3,295,645
Comcast Corp., Class A	51,200	2,046,976

		5,342,621

Total Communication Services		15,966,455

Consumer Discretionary - 16.30%
Auto Components - 0.53%
Lear Corp.	7,600	1,031,396

Hotels, Restaurants & Leisure - 1.37%
Starbucks Corp.	36,000	2,676,240

Internet & Direct Marketing Retail - 5.16%
Amazon.com, Inc.A	3,600	6,410,700
eBay, Inc.	50,200	1,864,428
Wayfair, Inc., Class AA	12,000	1,781,400

		10,056,528

Specialty Retail - 6.80%
Best Buy Co., Inc.	35,600	2,529,736
Burlington Stores, Inc.A	13,700	2,146,516
O’Reilly Automotive, Inc.A	10,100	3,921,830
TJX Cos, Inc.	53,000	2,820,130
Tractor Supply Co.	19,000	1,857,440

		13,275,652

Textiles, Apparel & Luxury Goods - 2.44%
Lululemon Athletica, Inc.A	29,000	4,752,230

Total Consumer Discretionary		31,792,046

Consumer Staples - 5.02%
Food & Staples Retailing - 0.98%
Costco Wholesale Corp.	7,900	1,912,906

Food Products - 1.29%
McCormick & Co., Inc.	16,700	2,515,521

Household Products - 1.37%
Church & Dwight Co., Inc.	37,500	2,671,125

Personal Products - 1.38%
Estee Lauder Cos, Inc., Class A	16,300	2,698,465

Total Consumer Staples		9,798,017

Financials - 7.52%
Capital Markets - 2.09%
Charles Schwab Corp.	33,300	1,427,418
S&P Global, Inc.	8,100	1,705,455

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.95% (continued)
Financials - 7.52% (continued)
Capital Markets - 2.09% (continued)
State Street Corp.	14,300	$941,083

		4,073,956

Consumer Finance - 2.78%
Capital One Financial Corp.	19,100	1,560,279
Santander Consumer USA Holdings, Inc.	106,900	2,258,797
Synchrony Financial	50,600	1,614,140

		5,433,216

Diversified Financial Services - 0.99%
Berkshire Hathaway, Inc., Class BA	9,600	1,928,544

Insurance - 1.66%
Marsh & McLennan Cos, Inc.	17,500	1,643,250
Progressive Corp.	22,200	1,600,398

		3,243,648

Total Financials		14,679,364

Health Care - 15.38%
Biotechnology - 1.79%
Amgen, Inc.	9,100	1,728,818
BioMarin Pharmaceutical, Inc.A	5,300	470,799
Vertex Pharmaceuticals, Inc.A	7,000	1,287,650

		3,487,267

Health Care Equipment & Supplies - 3.83%
ABIOMED, Inc.A	10,200	2,913,018
Align Technology, Inc.A	16,000	4,549,280

		7,462,298

Health Care Providers & Services - 6.57%
Centene Corp.A	38,600	2,049,660
Cigna Corp.A	12,000	1,929,840
Encompass Health Corp.	16,400	957,760
HCA Healthcare, Inc.	30,500	3,976,590
UnitedHealth Group, Inc.	15,800	3,906,708

		12,820,558

Pharmaceuticals - 3.19%
Eli Lilly & Co.	22,200	2,880,672
Merck & Co., Inc.	40,300	3,351,751

		6,232,423

Total Health Care		30,002,546

Industrials - 10.75%
Aerospace & Defense - 0.73%
Huntington Ingalls Industries, Inc.	6,900	1,429,680

Airlines - 3.59%
Delta Air Lines, Inc.	50,000	2,582,500
Southwest Airlines Co.	35,000	1,816,850
United Continental Holdings, Inc.A	32,500	2,592,850

		6,992,200

Commercial Services & Supplies - 1.68%
Waste Management, Inc.	31,600	3,283,556

Road & Rail - 3.01%
CSX Corp.	40,500	3,030,210

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.95% (continued)
Industrials - 10.75% (continued)
Road & Rail - 3.01% (continued)
Union Pacific Corp.	17,000	$2,842,400

		5,872,610

Trading Companies & Distributors - 1.74%
United Rentals, Inc.A	13,400	1,530,950
WW Grainger, Inc.	6,200	1,865,766

		3,396,716

Total Industrials		20,974,762

Information Technology - 29.64%
Electronic Equipment, Instruments & Components - 0.86%
Zebra Technologies Corp., Class AA	8,000	1,676,240

IT Services - 5.40%
DXC Technology Co.	26,500	1,704,215
Fidelity National Information Services, Inc.	17,600	1,990,560
Fiserv, Inc.A	31,700	2,798,476
VeriSign, Inc.A	22,300	4,048,788

		10,542,039

Semiconductors & Semiconductor Equipment - 6.90%
Advanced Micro Devices, Inc.A	90,500	2,309,560
Micron Technology, Inc.A	110,900	4,583,497
NVIDIA Corp.	21,600	3,878,496
Xilinx, Inc.	21,200	2,687,948

		13,459,501

Software - 11.98%
Adobe, Inc.A	11,900	3,171,231
Cadence Design Systems, Inc.A	48,400	3,073,884
Fortinet, Inc.A	32,200	2,703,834
Intuit, Inc.	23,700	6,195,417
Microsoft Corp.	45,200	5,330,888
Red Hat, Inc.A	15,900	2,904,930

		23,380,184

Technology Hardware, Storage & Peripherals - 4.50%
Apple, Inc.	31,600	6,002,420
Dell Technologies, Inc., Class CA	47,253	2,773,278

		8,775,698

Total Information Technology		57,833,662

Materials - 2.42%
Chemicals - 1.67%
LyondellBasell Industries N.V., Class A	25,900	2,177,672
Westlake Chemical Corp.	15,800	1,072,188

		3,249,860

Containers & Packaging - 0.75%
Packaging Corp. of America	14,800	1,470,824

Total Materials		4,720,684

Real Estate - 2.74%
Equity Real Estate Investment Trusts (REITs) - 2.74%
Alexandria Real Estate Equities, Inc.	14,300	2,038,608
Equity LifeStyle Properties, Inc.	15,100	1,725,930

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.95% (continued)
Real Estate - 2.74% (continued)
Equity Real Estate Investment Trusts (REITs) - 2.74% (continued)
Extra Space Storage, Inc.	15,500	$1,579,605

		5,344,143

Total Real Estate		5,344,143

Total Common Stocks (Cost $156,821,293)		191,111,679

SHORT-TERM INVESTMENTS - 1.61% (Cost $3,138,049)
Investment Companies - 1.61%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%B C	3,138,049	3,138,049

TOTAL INVESTMENTS - 99.56% (Cost $159,959,342)		194,249,728
OTHER ASSETS, NET OF LIABILITIES - 0.44%		864,003

TOTAL NET ASSETS - 100.00%		$195,113,731

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Long Futures Contracts Open on March 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	22	June 2019	$3,020,369	$3,121,580	$101,211

			$3,020,369	$3,121,580	$101,211

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$191,111,679	$—	$—	$191,111,679
Short-Term Investments	3,138,049	—	—	3,138,049

Total Investments in Securities - Assets	$194,249,728	$—	$—	$194,249,728

Financial Derivative Instruments - Assets
Futures Contracts	$101,211	$—	$—	$101,211

Total Financial Derivative Instruments - Assets	$101,211	$—	$—	$101,211

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.42%
Communication Services - 5.58%
Diversified Telecommunication Services - 2.32%
AT&T, Inc.	2,154,000	$67,549,440
CenturyLink, Inc.	2,779,300	33,323,807

		100,873,247

Entertainment - 1.02%
Walt Disney Co.	400,000	44,412,000

Media - 2.24%
Charter Communications, Inc., Class AA	51,800	17,969,938
Comcast Corp., Class A	1,098,900	43,934,022
DISH Network Corp., Class AA	1,121,300	35,533,997

		97,437,957

Total Communication Services		242,723,204

Consumer Discretionary - 8.82%
Auto Components - 0.95%
Lear Corp.	304,700	41,350,837

Automobiles - 1.45%
Ford Motor Co.	2,102,840	18,462,935
General Motors Co.	1,204,980	44,704,758

		63,167,693

Household Durables - 0.66%
PulteGroup, Inc.	1,019,300	28,499,628

Multiline Retail - 1.87%
Kohl’s Corp.	695,200	47,808,904
Macy’s, Inc.	1,400,400	33,651,612

		81,460,516

Specialty Retail - 2.15%
AutoZone, Inc.A	8,700	8,909,844
Best Buy Co., Inc.	733,600	52,129,616
Burlington Stores, Inc.A	207,700	32,542,436

		93,581,896

Textiles, Apparel & Luxury Goods - 1.74%
Capri Holdings Ltd.	555,600	25,418,700
VF Corp.	577,200	50,164,452

		75,583,152

Total Consumer Discretionary		383,643,722

Consumer Staples - 6.09%
Food & Staples Retailing - 1.69%
Kroger Co.	948,000	23,320,800
Walgreens Boots Alliance, Inc.	796,100	50,369,247

		73,690,047

Food Products - 1.99%
Hershey Co.	193,900	22,265,537
Hormel Foods Corp.	300,000	13,428,000
McCormick & Co., Inc.	337,200	50,792,436

		86,485,973

Household Products - 2.41%
Church & Dwight Co., Inc.	447,600	31,882,548

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.42% (continued)
Consumer Staples - 6.09% (continued)
Household Products - 2.41% (continued)
Procter & Gamble Co.	698,900	$72,720,545

		104,603,093

Total Consumer Staples		264,779,113

Energy - 6.89%
Oil, Gas & Consumable Fuels - 6.89%
Anadarko Petroleum Corp.	773,700	35,187,876
ConocoPhillips	788,100	52,597,794
Devon Energy Corp.	962,400	30,373,344
Marathon Petroleum Corp.	1,100,800	65,882,880
Phillips 66	560,000	53,295,200
Valero Energy Corp.	736,800	62,502,744

		299,839,838

Total Energy		299,839,838

Financials - 26.94%
Banks - 5.94%
Bank of America Corp.	2,889,100	79,710,269
Citigroup, Inc.	1,041,500	64,802,130
Fifth Third Bancorp	1,852,100	46,709,962
Regions Financial Corp.	3,100,900	43,877,735
SunTrust Banks, Inc.	389,800	23,095,650

		258,195,746

Capital Markets - 4.67%
Ameriprise Financial, Inc.	397,000	50,855,700
Franklin Resources, Inc.	1,521,100	50,409,254
Intercontinental Exchange, Inc.	300,000	22,842,000
Morgan Stanley	1,156,400	48,800,080
State Street Corp.	459,800	30,259,438

		203,166,472

Consumer Finance - 5.79%
Ally Financial, Inc.	1,621,600	44,577,784
American Express Co.	480,100	52,474,930
Capital One Financial Corp.	618,600	50,533,434
Discover Financial Services	715,836	50,938,890
Synchrony Financial	1,671,700	53,327,230

		251,852,268

Diversified Financial Services - 1.22%
Voya Financial, Inc.	1,061,600	53,037,536

Insurance - 9.32%
Aflac, Inc.	1,061,200	53,060,000
Allstate Corp.	476,800	44,905,024
American Financial Group, Inc.	258,800	24,899,148
American International Group, Inc.	787,200	33,896,832
Loews Corp.	706,200	33,848,166
MetLife, Inc.	495,300	21,084,921
Principal Financial Group, Inc.	848,000	42,561,120
Prudential Financial, Inc.	476,900	43,817,572
Reinsurance Group of America, Inc.	211,200	29,986,176
Travelers Cos., Inc.	385,100	52,820,316

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.42% (continued)
Financials - 26.94% (continued)
Insurance - 9.32% (continued)
Unum Group	729,900	$24,692,517

		405,571,792

Total Financials		1,171,823,814

Health Care - 11.49%
Biotechnology - 1.19%
Amgen, Inc.	272,400	51,750,552

Health Care Equipment & Supplies - 0.54%
Boston Scientific Corp.A	607,200	23,304,336

Health Care Providers & Services - 4.88%
Cigna Corp.A	343,538	55,247,781
CVS Health Corp.	435,700	23,497,301
HCA Healthcare, Inc.	654,300	85,307,634
Humana, Inc.	181,000	48,146,000

		212,198,716

Life Sciences Tools & Services - 0.50%
Waters Corp.A	87,300	21,974,283

Pharmaceuticals - 4.38%
Eli Lilly & Co.	400,000	51,904,000
Merck & Co., Inc.	787,000	65,454,790
Pfizer, Inc.	1,722,200	73,141,834

		190,500,624

Total Health Care		499,728,511

Industrials - 7.52%
Airlines - 1.94%
American Airlines Group, Inc.	811,852	25,784,420
Delta Air Lines, Inc.	369,100	19,064,015
United Continental Holdings, Inc.A	497,800	39,714,484

		84,562,919

Commercial Services & Supplies - 2.83%
Republic Services, Inc.	806,600	64,834,508
Waste Management, Inc.	561,900	58,387,029

		123,221,537

Road & Rail - 2.75%
Norfolk Southern Corp.	344,700	64,420,983
Union Pacific Corp.	329,900	55,159,280

		119,580,263

Total Industrials		327,364,719

Information Technology - 12.22%
Communications Equipment - 1.18%
Cisco Systems, Inc.	535,566	28,915,208
Juniper Networks, Inc.	838,800	22,203,036

		51,118,244

Electronic Equipment, Instruments & Components - 1.64%
Corning, Inc.	2,160,200	71,502,620

IT Services - 1.40%
Amdocs Ltd.	712,600	38,558,786

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.42% (continued)
Information Technology - 12.22% (continued)
IT Services - 1.40% (continued)
DXC Technology Co.	349,300	$22,463,483

		61,022,269

Semiconductors & Semiconductor Equipment - 4.66%
Intel Corp.	1,516,200	81,419,940
Micron Technology, Inc.A	1,991,500	82,308,695
QUALCOMM, Inc.	681,300	38,854,539

		202,583,174

Software - 1.94%
Microsoft Corp.	425,300	50,159,882
Oracle Corp.	637,900	34,261,609

		84,421,491

Technology Hardware, Storage & Peripherals - 1.40%
Hewlett Packard Enterprise Co.	1,425,300	21,992,379
Western Digital Corp.	807,000	38,784,420

		60,776,799

Total Information Technology		531,424,597

Materials - 5.07%
Chemicals - 3.32%
Air Products & Chemicals, Inc.	267,500	51,081,800
LyondellBasell Industries N.V., Class A	689,300	57,956,344
Westlake Chemical Corp.	523,800	35,545,068

		144,583,212

Containers & Packaging - 0.65%
WestRock Co.	732,200	28,079,870

Metals & Mining - 1.10%
Freeport-McMoRan, Inc.	3,721,200	47,966,268

Total Materials		220,629,350

Real Estate - 4.51%
Equity Real Estate Investment Trusts (REITs) - 4.51%
Alexandria Real Estate Equities, Inc.	400,500	57,095,280
Extra Space Storage, Inc.	522,500	53,247,975
Prologis, Inc.	594,800	42,795,860
Realty Income Corp.	586,700	43,157,652

		196,296,767

Total Real Estate		196,296,767

Utilities - 4.29%
Electric Utilities - 1.41%
American Electric Power Co., Inc.	732,800	61,372,000

Multi-Utilities - 2.88%
Ameren Corp.	977,700	71,909,835
CenterPoint Energy, Inc.	1,733,200	53,209,240

		125,119,075

Total Utilities		186,491,075

Total Common Stocks (Cost $4,009,927,057)		4,324,744,710

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 0.92% (Cost $39,922,434)
Investment Companies - 0.92%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%B C	39,922,434	$39,922,434

TOTAL INVESTMENTS - 100.34% (Cost $4,049,849,491)		4,364,667,144
LIABILITIES, NET OF OTHER ASSETS - (0.34%)		(14,757,213)

TOTAL NET ASSETS - 100.00%		$4,349,909,931

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Long Futures Contracts Open on March 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	200	June 2019	$28,150,091	$28,378,000	$227,909

			$28,150,091	$28,378,000	$227,909

Index Abbreviations:

S&P 500 Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,324,744,710	$—	$—	$4,324,744,710
Short-Term Investments	39,922,434	—	—	39,922,434

Total Investments in Securities - Assets	$4,364,667,144	$—	$—	$4,364,667,144

Financial Derivative Instruments - Assets
Futures Contracts	$227,909	$—	$—	$227,909

Total Financial Derivative Instruments - Assets	$227,909	$—	$—	$227,909

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 108.63%
COMMON STOCKS - 5.21%
Consumer Discretionary - 3.08%
Automobiles - 0.69%
NIO, Inc., ADRA	43,660	$222,666

Hotels, Restaurants & Leisure - 0.55%
Carnival PLC, ADR	3,570	177,822

Internet & Direct Marketing Retail - 1.44%
Naspers Ltd., Class N, Sponsored ADR	10,000	464,300

Specialty Retail - 0.40%
Blink Charging Co.A	6,211	19,440
Home Depot, Inc.	571	109,569

		129,009

Total Consumer Discretionary		993,797

Consumer Staples - 0.34%
Beverages - 0.34%
Coca-Cola Co.	2,317	108,575

Energy - 0.46%
Oil, Gas & Consumable Fuels - 0.46%
Chesapeake Energy Corp.A	12,530	38,843
Petroleo Brasileiro SA, ADR	6,775	107,858

		146,701

Total Energy		146,701

Financials - 1.33%
Banks - 1.33%
Crescent Acquisition Corp.A	16,200	162,000
Zions Bancorp NA	5,896	267,737

		429,737

Insurance - 0.00%
Greenlight Capital Re Ltd., Class AA	18	196

Total Financials		429,933

Total Common Stocks (Cost $1,674,606)		1,679,006

WARRANTS - 4.82%
Consumer Discretionary - 0.54%
Automobiles - 0.05%
Electra Meccanica Vehicles Co., 08/08/2023, Strike Price $4.25A	15,849	17,275

Hotels, Restaurants & Leisure - 0.19%
Del Taco Restaurants, Inc., 06/30/2020, Strike Price $11.50A	45,927	60,164

Internet & Direct Marketing Retail - 0.19%
Yatra Online, Inc., 12/16/2021, Strike Price $11.50A	373,150	59,704

Specialty Retail - 0.11%
Blink Charging Co., 02/08/2023, Strike Price $4.25A	30,536	36,949

Total Consumer Discretionary		174,092

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
WARRANTS - 4.82% (continued)
Consumer Staples - 0.67%
Food Products - 0.67%
Hostess Brands, Inc., 11/04/2021, Strike Price $11.50A	166,426	$216,354

Energy - 2.26%
Oil, Gas & Consumable Fuels - 2.26%
Altus Midstream Co., 11/12/2023, Strike Price $11.50A	90,168	49,592
Falcon Minerals Corp., 08/15/2022, Strike Price $11.50A	83,391	68,381
Magnolia Oil & Gas Corp., 07/31/2023, Strike Price $11.50A	180,117	610,597

		728,570

Total Energy		728,570

Industrials - 0.30%
Commercial Services & Supplies - 0.30%
NRC Group Holdings Corp., 10/18/2023, Strike Price $11.50A	105,017	94,515

Information Technology - 1.05%
IT Services - 0.93%
International Money Express, Inc., 07/26/2023, Strike Price $11.50A	44,916	154,960
Verra Mobility Corp., 10/17/2023, Strike Price $11.50A	47,904	143,712

		298,672

Software - 0.12%
GTY Govetech, Inc., 02/14/2024, Strike Price $11.50A	65,924	39,555

Total Information Technology		338,227

Total Warrants (Cost $1,820,822)		1,551,758

	Principal Amount
CORPORATE OBLIGATIONS - 13.56%
Communications - 5.09%
Perficient, Inc., 2.375%, Due 9/15/2023B	$760,000	740,479
Viavi Solutions, Inc., 1.000%, Due 3/1/2024	797,000	897,197

		1,637,676

Technology - 8.47%
Five9, Inc., 0.125%, Due 5/1/2023B	1,000,000	1,403,915
MongoDB, Inc., 0.750%, Due 6/15/2024B	600,000	1,325,151

		2,729,066

Total Corporate Obligations (Cost $3,823,707)		4,366,742

CONVERTIBLE OBLIGATIONS - 31.63%
Communications - 4.01%
Palo Alto Networks, Inc., 0.750%, Due 7/1/2023B	668,000	739,636
Twitter, Inc., 0.250%, Due 6/15/2024B	597,000	552,452

		1,292,088

Consumer, Cyclical - 0.91%
NIO, Inc., 4.500%, Due 2/1/2024B	343,000	293,601

Consumer, Non-Cyclical - 5.62%
Exact Sciences Corp., 0.375%, Due 3/15/2027	888,000	903,786
Inovio Pharmaceuticals, Inc., 6.500%, Due 3/1/2024B	500,000	499,939
Tilray, Inc., 5.000%, Due 10/1/2023B	488,000	405,034

		1,808,759

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Fair Value
CONVERTIBLE OBLIGATIONS - 31.63% (continued)
Energy - 3.60%
Chesapeake Energy Corp., 5.500%, Due 9/15/2026	$1,253,000	$1,161,023

Technology - 17.49%
j2 Global, Inc., 3.250%, Due 6/15/2029	796,000	1,061,479
RealPage, Inc., 1.500%, Due 11/15/2022	1,021,000	1,571,850
ServiceNow, Inc., Due 6/1/2022C	1,017,000	1,883,986
Workday, Inc., 0.250%, Due 10/1/2022	790,000	1,115,382

		5,632,697

Total Convertible Obligations (Cost $9,188,415)		10,188,168

FOREIGN CORPORATE OBLIGATIONS - 2.72% (Cost $940,438)
Financial - 2.72%
Greenlight Capital Re Ltd., 4.000%, Due 8/1/2023B	937,000	880,942

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.13%
Agency CMO Interest Only - 6.06%
Fannie Mae REMIC Trust, 5.500%, Due 12/25/2043, 2014-38 QI	1,055,709	206,492
Freddie Mac REMIC Trust,
1.000%, Due 3/15/2038, 3421 IO	4,713,565	151,733
4.500%, Due 12/15/2042, 303 157D	1,260,850	272,048
Ginnie Mae REMIC Trust,
4.000%, Due 2/20/2040, 2015-162 LI	1,039,381	171,072
6.000%, Due 9/20/2040, 2016-75 IO	1,288,196	291,097
3.500%, Due 10/20/2041, 2013-81 PI	2,979,134	343,664
3.500%, Due 5/16/2042, 2015-84 IO	2,701,280	517,103

		1,953,209

Agency CMO Interest Only Inverse Floater - 1.07%
Freddie Mac REMIC Trust, 0.184%, Due 4/15/2043, 4517 KI, (1-mo. LIBOR + 1.071%)E	7,017,910	201,804
Ginnie Mae REMIC Trust, 4.112%, Due 11/20/2033, 2003-98 SC, (1-mo. LIBOR + 6.600%)E	879,527	141,432

		343,236

Total Collateralized Mortgage Obligations (Cost $2,119,192)		2,296,445

	Shares
INVESTMENT COMPANIES - 12.80%
Closed-End Funds - 12.80%
Adams Natural Resources Fund, Inc.	22,650	379,841
Highland Floating Rate Opportunities FundA	53,839	747,824
Invesco Dynamic Credit Opportunities Fund	15,884	172,341
Invesco Senior Income Trust	32,443	136,261
MFS Intermediate Income Trust	64,014	243,253
Nuveen Credit Strategies Income Fund	24,022	185,690
Pershing Square Holdings Ltd./Fund	54,514	937,641
PGIM Short Duration High Yield Fund, Inc.	55,434	786,054
Voya Infrastructure Industrials and Materials Fund	20,000	252,000
Voya Prime Rate Trust	58,989	281,967

Total Closed-End Funds		4,122,872

Total Investment Companies (Cost $3,987,413)		4,122,872

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED INSTRUMENTS - 2.40% (Cost $649,475)
Exchange-Traded Notes - 2.40%
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN	54,644	$773,212

SHORT-TERM INVESTMENTS - 28.35% (Cost $9,132,392)
Investment Companies - 28.35%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%F G	9,132,392	9,132,392

TOTAL SECURITIES HELD LONG (Cost $33,336,460)		34,991,537

SECURITIES SOLD SHORT - (52.87%)
COMMON STOCKS - (41.24%)
Communication Services - (1.75%)
Interactive Media & Services - (1.75%)
Tencent Holdings Ltd., ADR	(10,000)	(459,800)
Twitter, Inc.A	(3,144)	(103,375)

		(563,175)

Total Communication Services		(563,175)

Consumer Discretionary - (1.44%)
Hotels, Restaurants & Leisure - (1.10%)
Carnival Corp.	(3,570)	(181,071)
Del Taco Restaurants, Inc.A	(17,186)	(172,891)

		(353,962)

Specialty Retail - (0.34%)
Lowe’s Cos, Inc.	(996)	(109,032)

Total Consumer Discretionary		(462,994)

Consumer Staples - (2.35%)
Beverages - (0.35%)
PepsiCo, Inc.	(915)	(112,133)

Food Products - (2.00%)
Hostess Brands, Inc.A	(51,546)	(644,325)

Total Consumer Staples		(756,458)

Energy - (4.95%)
Oil, Gas & Consumable Fuels - (4.95%)
Altus Midstream Co., Class AA	(13,456)	(79,390)
Falcon Minerals Corp.A	(28,698)	(253,690)
Magnolia Oil & Gas Corp.A	(96,332)	(1,155,984)
Petroleo Brasileiro SA, ADR	(7,419)	(106,092)

		(1,595,156)

Total Energy		(1,595,156)

Health Care - (2.38%)
Biotechnology - (2.17%)
Exact Sciences Corp.A	(5,171)	(447,912)
Inovio Pharmaceuticals, Inc.A	(67,699)	(252,517)

		(700,429)

Pharmaceuticals - (0.21%)
Tilray, Inc.A	(1,026)	(67,224)

Total Health Care		(767,653)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - (41.24%) (continued)
Industrials - (1.13%)
Commercial Services & Supplies - (1.13%)
NRC Group Holdings Corp.A	(41,691)	$(363,962)

Information Technology - (27.24%)
Communications Equipment - (1.53%)
Viavi Solutions, Inc.A	(39,838)	(493,194)

IT Services - (6.77%)
International Money Express, Inc.A	(28,001)	(326,492)
MongoDB, Inc.A	(8,520)	(1,252,610)
Perficient, Inc.A	(12,208)	(334,377)
Verra Mobility Corp.A	(22,421)	(266,810)

		(2,180,289)

Software - (18.94%)
Five9, Inc.A	(19,289)	(1,019,038)
GTY Govetech, Inc.A	(17,823)	(156,842)
j2 Global, Inc.	(8,596)	(744,414)
Palo Alto Networks, Inc.A	(1,738)	(422,126)
RealPage, Inc.A	(19,442)	(1,179,935)
ServiceNow, Inc.A	(6,969)	(1,717,789)
Workday, Inc., Class AA	(4,464)	(860,882)

		(6,101,026)

Total Information Technology		(8,774,509)

TOTAL COMMON STOCKS (Proceeds $(12,279,088))		(13,283,907)

	Principal Amount
CORPORATE OBLIGATIONS - (3.83%) (Proceeds $(1,199,750))
Energy - (3.83%)
Chesapeake Energy Corp., 8.000%, Due 6/15/2027	$(1,253,000)	(1,234,205)

	Shares

EXCHANGE-TRADED INSTRUMENTS - (7.80%)
Exchange-Traded Funds - (7.80%)
Direxion Daily Gold Miners Index Bull 3X Shares	(38,800)	(767,852)
Invesco CurrencyShares Euro Currency TrustA	(10,000)	(1,070,200)
iShares China Large-Cap ETF	(10,000)	(442,700)
SPDR S&P 500 ETF Trust	(700)	(197,736)
VanEck Vectors Gold Miners ETF	(1,594)	(35,738)

Total Exchange-Traded Funds		(2,514,226)

TOTAL EXCHANGE-TRADED INSTRUMENTS (Proceeds $(2,536,904))		(2,514,226)

TOTAL SECURITIES SOLD SHORT (Proceeds $(16,015,742))		(17,032,338)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 108.62% (Cost $33,336,460)	$34,991,537
TOTAL PURCHASED OPTIONS CONTRACTS - 6.52% (Premiums Paid $2,430,387)	2,101,391
TOTAL WRITTEN OPTIONS CONTRACTS - (1.20%) (Premiums Received $(637,327))	(387,306)
TOTAL SECURITIES SOLD SHORT - (52.87%) (Proceeds $(16,015,742))	(17,032,338)
OTHER ASSETS, NET OF LIABILITIES - 38.93%	12,539,310

NET ASSETS - 100.00%	$32,212,594

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $6,841,149 or 21.24% of net assets. The Fund has no right to demand registration of these securities.

C	Zero coupon bond.
D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on March 31, 2019.

F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

ADR - American Depositary Receipt.

CMO - Collateralized Mortgage Obligation.

ETF - Exchange-Traded Fund.

ETN - Exchange-Traded Note.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Long Futures Contracts Open on March 31, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	2	June 2019	$279,720	$283,780	$4,060

			$279,720	$283,780	$4,060

OTC Swap Agreements Outstanding on March 31, 2019:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	Zions Bancorp	DUB	3.684%	8/5/2019	75,101	1,261,321	$—	$(289,515)
Receive	1-Month USD-LIBOR	Zions Bancorp	DUB	2.184%	8/5/2019	74,187	3,644,065	—	275,234

								$—	$(14,281)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

Purchased Options Contracts Open on March 31, 2019:

Equity Options

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - Adams Natural Resources Fund, Inc.	CCP	17.50	4/18/2019	USD	65	6,500	$685	$4,875	$4,190
Call - Zions Bancorp NA	CCP	52.50	4/18/2019	USD	100	10,000	11,954	1,100	(10,854)
Call - Caesars Entertainment Corp.	CCP	8.00	6/21/2019	USD	143	14,300	22,477	17,875	(4,602)
Call - Firsthand Technology Value Fund, Inc.	CCP	15.00	6/21/2019	USD	67	6,700	10,729	2,848	(7,881)
Put - NIO, Inc.	CCP	6.00	6/21/2019	USD	399	39,900	26,106	49,875	23,769
Call - Zions Bancorp NA	CCP	52.50	7/19/2019	USD	59	5,900	7,505	2,035	(5,470)
Put - NIO, Inc.	CCP	6.00	7/19/2019	USD	399	39,900	28,122	55,062	26,940
Call - Adams Natural Resources Fund, Inc.	CCP	17.50	8/16/2019	USD	73	7,300	4,113	3,833	(280)
Put - Blink Charging Co.	CCP	2.50	9/20/2019	USD	237	23,700	14,843	14,220	(623)
Call - Adams Natural Resources Fund, Inc.	CCP	17.50	11/15/2019	USD	79	7,900	7,548	5,728	(1,820)
Put - iQIYI, Inc.	CCP	12.50	1/17/2020	USD	193	19,300	31,948	12,255	(19,693)
Put - Shake Shack, Inc.	CCP	40.00	1/15/2021	USD	106	10,600	49,983	40,280	(9,703)

							$216,013	$209,986	$(6,027)

Exchange-Traded Fund Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - VanEck Vectors Gold Miners ETF	CCP	20.00	4/18/2019	USD	1,400	140,000	$179,308	$345,800	$166,492
Call - VanEck Vectors Gold Miners ETF	CCP	23.00	4/18/2019	USD	810	81,000	54,112	21,060	(33,052)
Put - iShares iBoxx High Yield Corporate Bond ETF	CCP	80.00	4/18/2019	USD	90	9,000	2,447	270	(2,177)
Call - Euro Currency Futures	CCP	1.17	6/7/2019	USD	21	2,625,000	49,088	3,150	(45,938)
Call - iShares iBoxx High Yield Corporate Bond ETF	CCP	87.00	7/19/2019	USD	90	9,000	2,965	3,285	320
Call - Euro Currency Futures	CCP	1.17	12/6/2019	USD	50	6,250,000	111,775	86,250	(25,525)
Put - Euro Currency Futures	CCP	1.14	12/6/2019	USD	50	6,250,000	109,068	132,500	23,432
Call - CurrencyShares Euro Trust ETF	CCP	116.00	1/17/2020	USD	821	82,100	156,271	41,050	(115,221)
Call - iShares China Large-Cap ETF	CCP	37.00	1/17/2020	USD	160	16,000	100,326	132,800	32,474
Put - iShares China Large-Cap ETF	CCP	37.00	1/17/2020	USD	1,440	144,000	391,734	149,760	(241,974)

							$1,157,094	$915,925	$(241,169)

Index Options

Description	Counterparty	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - CBOE SPX Volatility Index	CCP	20.00	4/17/2019	USD	300	$30,612	$12,000	$(18,612)
Call - S&P 500 Index	CCP	2,830.00	6/21/2019	USD	8	45,300	57,200	11,900
Put - S&P 500 Index	CCP	2,200.00	6/21/2019	USD	6	16,077	1,860	(14,217)
Put - S&P 500 Index	CCP	2,760.00	6/21/2019	USD	8	51,308	38,160	(13,148)
Put - S&P 500 Index	CCP	2,225.00	7/31/2019	USD	2	4,331	1,390	(2,941)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Paid	Fair Value	Unrealized Appreciation (Depreciation)
Call - S&P 500 Index	CCP	2,975.00	12/20/2019	USD	6	$55,797	$39,720	$(16,077)
Put - S&P 500 Index	CCP	1,825.00	12/20/2019	USD	6	11,769	3,870	(7,899)
Call - S&P 500 Index	CCP	2,925.00	3/20/2020	USD	2	23,567	23,120	(447)
Put - S&P 500 Index	CCP	1,950.00	3/20/2020	USD	2	3,297	3,310	13
Call - S&P 500 Index	CCP	2,500.00	6/19/2020	USD	10	234,955	432,050	197,095
Put - S&P 500 Index	CCP	2,700.00	6/19/2020	USD	20	345,211	274,000	(71,211)
Put - S&P 500 Index	CCP	2,500.00	6/19/2020	USD	10	235,056	88,800	(146,256)

						$1,057,280	$975,480	$(81,800)

Written Options Contracts Open on March 31, 2019:

Equity Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Call - Blink Charging Co.	CCP	5.00	4/18/2019	USD	116	11,600	$(3,197)	$(348)	$2,849
Call - EOG Resources, Inc.	CCP	97.00	4/18/2019	USD	1	100	(240)	(160)	80
Call - Occidental Petroleum Corp.	CCP	65.00	5/17/2019	USD	9	900	(2,446)	(2,781)	(335)
Call - Occidental Petroleum Corp.	CCP	67.50	5/17/2019	USD	2	200	(417)	(342)	75
Call - Phillips 66	CCP	100.00	5/17/2019	USD	6	600	(1,648)	(792)	856
Put - Kraft Heinz Co.	CCP	32.50	5/17/2019	USD	41	4,100	(9,282)	(5,535)	3,747
Call - Blink Charging Co.	CCP	5.00	6/21/2019	USD	213	21,300	(9,648)	(3,195)	6,453
Call - Chevron Corp.	CCP	125.00	6/21/2019	USD	14	1,400	(5,895)	(4,186)	1,709
Call - ConocoPhillips	CCP	67.50	6/21/2019	USD	10	1,000	(3,430)	(2,840)	590
Call - DowDuPont, Inc.	CCP	57.50	6/21/2019	USD	14	1,400	(2,660)	(1,302)	1,358
Call - ElectraMeccanica Vehicles Corp.	CCP	5.00	6/21/2019	USD	5	500	(147)	(125)	22
Call - EOG Resources, Inc.	CCP	92.50	6/21/2019	USD	9	900	(3,461)	(6,615)	(3,154)
Call - Exxon Mobil Corp.	CCP	80.00	6/21/2019	USD	28	2,800	(8,250)	(7,700)	550
Call - Kinder Morgan, Inc.	CCP	20.00	6/21/2019	USD	19	1,900	(1,383)	(1,311)	72
Call - Marathon Petroleum Corp.	CCP	60.00	6/21/2019	USD	8	800	(2,646)	(3,120)	(474)
Call - Marathon Petroleum Corp.	CCP	62.50	6/21/2019	USD	2	200	(639)	(396)	243
Call - Schlumberger Ltd.	CCP	45.00	6/21/2019	USD	11	1,100	(1,630)	(1,727)	(97)
Call - Schlumberger Ltd.	CCP	42.50	6/21/2019	USD	1	100	(247)	(276)	(29)
Put - Kraft Heinz Co.	CCP	35.00	7/19/2019	USD	59	5,900	(17,235)	(19,765)	(2,530)
Call - Greenlight Capital Re Ltd.	CCP	12.50	8/16/2019	USD	106	10,600	(5,860)	(8,480)	(2,620)
Put - Greenlight Capital Re Ltd.	CCP	10.00	8/16/2019	USD	106	10,600	(7,669)	(7,420)	249
Call - Blink Charging Co.	CCP	5.00	9/20/2019	USD	58	5,800	(3,488)	(1,218)	2,270
Call - Blink Charging Co.	CCP	7.50	9/20/2019	USD	74	7,400	(2,180)	(740)	1,440
Call - ElectraMeccanica Vehicles Corp.	CCP	5.00	9/20/2019	USD	68	6,800	(3,363)	(3,332)	31

							$(97,061)	$(83,706)	$13,355

Exchange-Traded Fund Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Call - VanEck Vectors Gold Miners ETF	CCP	21.00	4/18/2019	USD	700	(70,000)	$(83,625)	$(109,200)	$(25,575)

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - iShares iBoxx High Yield Corporate Bond ETF	CCP	83.00	4/18/2019	USD	90	(9,000)	$(5,808)	$(540)	$5,268
Call - iShares iBoxx High Yield Corporate Bond ETF	CCP	86.00	7/19/2019	USD	90	(9,000)	(6,593)	(7,605)	(1,012)
Put - iShares China Large-Cap ETF	CCP	40.00	1/17/2020	USD	800	(80,000)	(310,366)	(137,600)	172,766

							$(406,392)	$(254,945)	$151,447

Index Options
Description	Counter- party	Exercise Price	Expiration Date	Currency	Number of Contracts	Notional Amount	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
Put - S&P 500 Index	CCP	2,720.00	4/5/2019	USD	2	200	$(8,759)	$(120)	$8,639
Put - S&P 500 Index	CCP	2,800.00	4/12/2019	USD	2	200	(6,159)	(2,786)	3,373
Call - CBOE SPX Volatility Index	CCP	25.00	4/17/2019	USD	300	30,000	(15,288)	(6,000)	9,288
Put - S&P 500 Index	CCP	2,830.00	4/18/2019	USD	2	200	(7,569)	(5,250)	2,319
Put - S&P 500 Index	CCP	2,825.00	4/26/2019	USD	2	200	(6,879)	(6,879)	—
Put - S&P 500 Index	CCP	2,650.00	6/21/2019	USD	6	600	(60,200)	(15,270)	44,930
Put - S&P 500 Index	CCP	2,590.00	7/31/2019	USD	2	200	(15,839)	(6,320)	9,519
Call - S&P 500 Index	CCP	3,300.00	12/20/2019	USD	6	600	(10,706)	(3,630)	7,076
Call - S&P 500 Index	CCP	3,300.00	3/20/2020	USD	2	200	(2,475)	(2,400)	75

							$(133,874)	$(48,655)	$85,219

Glossary:

Counterparty Abbreviations:

DUB	Deutsche Bank AG.

Currency Abbreviations:

USD United States Dollar.

Index Abbreviations:

CBOE	Chicago Board Options Exchange.
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

Other Abbreviations:

CCP	Central Counterparty Clearing House.
ETF	Exchange-Traded Fund.
LIBOR	London Interbank Offered Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Ionic Strategic Arbitrage Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,679,006	$—	$—	$1,679,006
Warrants	1,551,758	—	—	1,551,758
Corporate Obligations	—	4,366,742	—	4,366,742
Convertible Obligations	—	10,188,168	—	10,188,168
Foreign Corporate Obligations	—	880,942	—	880,942
Collateralized Mortgage Obligations	—	2,296,445	—	2,296,445

See accompanying notes

American Beacon Ionic Strategic Arbitrage FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

Ionic Strategic Arbitrage Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$4,122,872	$—	$—	$4,122,872
Exchange-Traded Instruments	773,212	—	—	773,212
Short-Term Investments	9,132,392	—	—	9,132,392

Total Investments in Securities - Assets	$17,259,240	$17,732,297	$—	$34,991,537

Liabilities
Common Stocks (Sold Short)	$(13,283,907)	$—	$—	$(13,283,907)
Corporate Obligations (Sold Short)	—	(1,234,205)	—	(1,234,205)
Exchange-Traded Instruments (Sold Short)	(2,514,226)	—	—	(2,514,226)

Total Investments in Securities - Liabilities	(15,798,133)	(1,234,205)	—	(17,032,338)

Total Investments in Securities	$1,461,107	$16,498,092	$—	$17,959,199

Financial Derivative Instruments - Assets
Futures Contracts	$4,060	$—	$—	$4,060
Swap Contract Agreements	—	275,234	—	275,234
Purchased Options	2,101,391	—	—	2,101,391

Total Financial Derivative Instruments - Assets	$2,105,451	$275,234	$—	$2,380,685

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$—	$(289,515)	$—	$(289,515)
Written Options	(387,306)	—	—	(387,306)

Total Financial Derivative Instruments - Liabilities	$(387,306)	$(289,515)	$—	$(676,821)

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.85%
Communication Services - 6.22%
Entertainment - 4.98%
Electronic Arts, Inc.A	20,284	$2,061,463
Live Nation Entertainment, Inc.A	49,708	3,158,446
Spotify Technology S.A.A	11,095	1,539,986
Take-Two Interactive Software, Inc.A	18,073	1,705,549

		8,465,444

Internet Software & Services - 1.24%
IAC/InterActiveCorpA	10,035	2,108,454

Total Communication Services		10,573,898

Consumer Discretionary - 13.14%
Diversified Consumer Services - 1.29%
Bright Horizons Family Solutions, Inc.A	17,272	2,195,444

Hotels, Restaurants & Leisure - 2.04%
Domino’s Pizza, Inc.	8,490	2,191,269
MGM Resorts International	50,102	1,285,617

		3,476,886

Internet & Direct Marketing Retail - 2.58%
GrubHub, Inc.A	22,493	1,562,589
MercadoLibre, Inc.A	5,570	2,828,056

		4,390,645

Multiline Retail - 0.75%
Ollie’s Bargain Outlet Holdings, Inc.A	14,960	1,276,537

Specialty Retail - 4.39%
Burlington Stores, Inc.A	15,766	2,470,217
Ross Stores, Inc.	19,982	1,860,324
Ulta Salon Cosmetics & Fragrance, Inc.A	8,968	3,127,411

		7,457,952

Textiles, Apparel & Luxury Goods - 2.09%
Canada Goose Holdings, Inc.A B	19,536	938,118
Lululemon Athletica, Inc.A	15,985	2,619,462

		3,557,580

Total Consumer Discretionary		22,355,044

Consumer Staples - 2.18%
Beverages - 2.18%
Brown-Forman Corp., Class B	29,420	1,552,787
Monster Beverage Corp.A	39,448	2,153,072

		3,705,859

Total Consumer Staples		3,705,859

Energy - 2.58%
Energy Equipment & Services - 0.46%
Core Laboratories N.V.	11,294	778,496

Oil, Gas & Consumable Fuels - 2.12%
Cabot Oil & Gas Corp.	66,673	1,740,165
Pioneer Natural Resources Co.	7,630	1,161,897

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.85% (continued)
Energy - 2.58% (continued)
Oil, Gas & Consumable Fuels - 2.12% (continued)
Range Resources Corp.	62,689	$704,624

		3,606,686

Total Energy		4,385,182

Financials - 3.69%
Banks - 1.95%
East West Bancorp, Inc.	25,754	1,235,419
SVB Financial GroupA	9,338	2,076,398

		3,311,817

Capital Markets - 1.74%
MarketAxess Holdings, Inc.	12,049	2,965,018

Total Financials		6,276,835

Health Care - 21.10%
Biotechnology - 1.28%
Alexion Pharmaceuticals, Inc.A	8,585	1,160,520
Exelixis, Inc.A	42,818	1,019,069

		2,179,589

Health Care Equipment & Supplies - 9.75%
ABIOMED, Inc.A	7,180	2,050,536
Align Technology, Inc.A	4,970	1,413,120
DexCom, Inc.A	16,017	1,907,625
Hologic, Inc.A	37,454	1,812,774
IDEXX Laboratories, Inc.A	14,611	3,267,019
Intuitive Surgical, Inc.A	4,870	2,778,725
ResMed, Inc.	22,493	2,338,597
Varian Medical Systems, Inc.A	7,228	1,024,352

		16,592,748

Health Care Providers & Services - 1.61%
Acadia Healthcare Co., Inc.A	35,441	1,038,776
Covetrus, Inc.A	11,591	369,173
Henry Schein, Inc.A	22,040	1,324,824

		2,732,773

Health Care Technology - 2.93%
Cerner Corp.A	31,229	1,786,611
Medidata Solutions, Inc.A	24,500	1,794,380
Veeva Systems, Inc., Class AA	10,994	1,394,699

		4,975,690

Life Sciences Tools & Services - 5.10%
ICON PLCA	16,068	2,194,568
Illumina, Inc.A	9,439	2,932,603
PRA Health Sciences, Inc.A	16,417	1,810,631
QIAGEN N.V.A	42,874	1,744,114

		8,681,916

Pharmaceuticals - 0.43%
Pacira Pharmaceuticals, Inc.A	19,274	733,568

Total Health Care		35,896,284

Industrials - 14.67%
Aerospace & Defense - 2.46%
Harris Corp.	13,556	2,165,029

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.85% (continued)
Industrials - 14.67% (continued)
Aerospace & Defense - 2.46% (continued)
HEICO Corp., Class A	23,949	$2,013,153

		4,178,182

Air Freight & Logistics - 0.47%
CH Robinson Worldwide, Inc.	9,186	799,090

Commercial Services & Supplies - 1.51%
Copart, Inc.A	42,527	2,576,711

Electrical Equipment - 1.47%
Rockwell Automation, Inc.	8,735	1,532,643
Sensata Technologies Holding PLCA	21,485	967,255

		2,499,898

Industrial Conglomerates - 1.05%
Roper Technologies, Inc.	5,220	1,785,083

Machinery - 0.66%
Middleby Corp.A	8,649	1,124,630

Professional Services - 4.55%
CoStar Group, Inc.A	6,628	3,091,432
IHS Markit Ltd.A	28,718	1,561,685
Verisk Analytics, Inc.	23,197	3,085,201

		7,738,318

Road & Rail - 0.87%
JB Hunt Transport Services, Inc.	14,711	1,490,077

Trading Companies & Distributors - 1.63%
Fastenal Co.	21,537	1,385,044
MSC Industrial Direct Co., Inc., Class A	16,718	1,382,746

		2,767,790

Total Industrials		24,959,779

Information Technology - 33.09%
Electronic Equipment, Instruments & Components - 5.23%
Cognex Corp.	37,806	1,922,813
FLIR Systems, Inc.	51,515	2,451,084
IPG Photonics Corp.A	10,292	1,562,120
Keysight Technologies, Inc.A	19,430	1,694,296
National Instruments Corp.	28,414	1,260,445

		8,890,758

IT Services - 7.79%
Euronet Worldwide, Inc.A	17,875	2,548,796
Fiserv, Inc.A	21,389	1,888,221
Global Payments, Inc.	19,332	2,639,205
Shopify, Inc., Class AA B	7,101	1,467,209
Square, Inc., Class AA	31,983	2,396,166
WEX, Inc.A	12,076	2,318,471

		13,258,068

Semiconductors & Semiconductor Equipment - 4.02%
Microchip Technology, Inc.	27,163	2,253,442
NXP Semiconductors N.V.	7,177	634,375
ON Semiconductor Corp.A	38,250	786,803

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.85% (continued)
Information Technology - 33.09% (continued)
Semiconductors & Semiconductor Equipment - 4.02% (continued)
Xilinx, Inc.	24,904	$3,157,578

		6,832,198

Software - 16.05%
2U, Inc.A	13,403	949,602
ANSYS, Inc.A	7,180	1,311,858
Aspen Technology, Inc.A	27,716	2,889,670
Autodesk, Inc.A	16,268	2,534,880
Cadence Design Systems, Inc.A	47,096	2,991,067
DocuSign, Inc.A	24,097	1,249,188
Dropbox, Inc., Class AA	46,145	1,005,961
Fortinet, Inc.A	18,878	1,585,186
Guidewire Software, Inc.A	6,375	619,395
Palo Alto Networks, Inc.A	8,031	1,950,569
Proofpoint, Inc.A	8,433	1,024,019
PTC, Inc.A	17,220	1,587,340
RingCentral, Inc., Class AA	5,522	595,272
Splunk, Inc.A	13,857	1,726,582
Tableau Software, Inc., Class AA	16,568	2,108,775
Tyler Technologies, Inc.A	4,818	984,799
Ultimate Software Group, Inc.A	6,637	2,191,073

		27,305,236

Total Information Technology		56,286,260

Materials - 0.18%
Chemicals - 0.18%
Albemarle Corp.	3,662	300,212

Total Common Stocks (Cost $124,687,062)		164,739,353

SHORT-TERM INVESTMENTS - 2.90% (Cost $4,921,575)
Investment Companies - 2.90%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	4,921,575	4,921,575

SECURITIES LENDING COLLATERAL - 1.21% (Cost $2,062,066)
Investment Companies - 1.21%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	2,062,066	2,062,066

TOTAL INVESTMENTS - 100.96% (Cost $131,670,703)		171,722,994
LIABILITIES, NET OF OTHER ASSETS - (0.96%)		(1,630,320)

TOTAL NET ASSETS - 100.00%		$170,092,674

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$164,739,353	$—	$—	$164,739,353
Short-Term Investments	4,921,575	—	—	4,921,575
Securities Lending Collateral	2,062,066	—	—	2,062,066

Total Investments in Securities - Assets	$171,722,994	$—	$—	$171,722,994

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.65%
Communication Services - 2.68%
Entertainment - 0.90%
Take-Two Interactive Software, Inc.A	39,620	$3,738,939

Interactive Media & Services - 0.91%
ANGI Homeservices, Inc., Class AA	247,108	3,815,348

Wireless Telecommunication Services - 0.87%
Boingo Wireless, Inc.A	155,741	3,625,651

Total Communication Services		11,179,938

Consumer Discretionary - 13.45%
Diversified Consumer Services - 3.22%
Bright Horizons Family Solutions, Inc.A	41,263	5,244,940
Chegg, Inc.A	148,630	5,665,775
Grand Canyon Education, Inc.A	21,888	2,506,395

		13,417,110

Hotels, Restaurants & Leisure - 1.83%
Potbelly Corp.A	237,742	2,023,185
Wingstop, Inc.	73,670	5,601,130

		7,624,315

Internet & Direct Marketing Retail - 0.53%
GrubHub, Inc.A	31,977	2,221,442

Leisure Products - 0.47%
Sturm Ruger & Co., Inc.	36,965	1,959,884

Multiline Retail - 1.66%
Ollie’s Bargain Outlet Holdings, Inc.A	81,241	6,932,295

Specialty Retail - 4.99%
Aaron’s, Inc.	134,039	7,050,451
Boot Barn Holdings, Inc.A	136,271	4,011,818
Five Below, Inc.A	17,594	2,186,055
Floor & Decor Holdings, Inc.A	45,629	1,880,827
Monro, Inc.	49,822	4,310,600
Sportsman’s Warehouse Holdings, Inc.A	292,246	1,402,781

		20,842,532

Textiles, Apparel & Luxury Goods - 0.75%
Canada Goose Holdings, Inc.A B	65,137	3,127,879

Total Consumer Discretionary		56,125,457

Consumer Staples - 3.50%
Beverages - 1.37%
MGP Ingredients, Inc.B	73,808	5,694,287

Food Products - 2.13%
Calavo Growers, Inc.	66,129	5,544,917
Limoneira Co.	142,308	3,348,507

		8,893,424

Total Consumer Staples		14,587,711

Energy - 1.80%
Energy Equipment & Services - 0.53%
Core Laboratories N.V.	18,142	1,250,528

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.65% (continued)
Energy - 1.80% (continued)
Energy Equipment & Services - 0.53% (continued)
RigNet, Inc.A	98,805	$965,325

		2,215,853

Oil, Gas & Consumable Fuels - 1.27%
Callon Petroleum Co.A	190,371	1,437,301
Carrizo Oil & Gas, Inc.A	80,870	1,008,449
PDC Energy, Inc.A	34,665	1,410,172
Range Resources Corp.	129,972	1,460,885

		5,316,807

Total Energy		7,532,660

Financials - 8.23%
Banks - 1.36%
Ameris Bancorp	89,327	3,068,382
Veritex Holdings, Inc.	108,493	2,627,701

		5,696,083

Capital Markets - 1.34%
MarketAxess Holdings, Inc.	22,753	5,599,058

Consumer Finance - 5.53%
Encore Capital Group, Inc.A B	132,995	3,621,454
EZCORP, Inc., Class AA	449,236	4,186,880
FirstCash, Inc.	66,397	5,743,340
Green Dot Corp., Class AA	87,482	5,305,783
PRA Group, Inc.A	156,863	4,205,497

		23,062,954

Total Financials		34,358,095

Health Care - 19.47%
Biotechnology - 2.45%
Ligand Pharmaceuticals, Inc.A	39,305	4,941,031
Repligen Corp.A	89,611	5,294,218

		10,235,249

Health Care Equipment & Supplies - 4.30%
ABIOMED, Inc.A	8,857	2,529,471
Insulet Corp.A	30,617	2,911,370
Neogen Corp.A	73,110	4,195,783
NuVasive, Inc.A	66,758	3,791,187
Penumbra, Inc.A	30,593	4,497,477

		17,925,288

Health Care Providers & Services - 2.48%
Acadia Healthcare Co., Inc.A	104,488	3,062,543
BioTelemetry, Inc.A	47,156	2,952,909
Covetrus, Inc.A	29,693	945,722
HealthEquity, Inc.A	45,980	3,401,601

		10,362,775

Health Care Technology - 4.86%
HealthStream, Inc.A	100,197	2,811,528
HMS Holdings Corp.A	162,420	4,809,256
Medidata Solutions, Inc.A	71,566	5,241,494
Omnicell, Inc.A	92,014	7,438,412

		20,300,690

Life Sciences Tools & Services - 3.96%
Bio-Techne Corp.	22,328	4,433,224

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.65% (continued)
Health Care - 19.47% (continued)
Life Sciences Tools & Services - 3.96% (continued)
ICON PLCA	55,646	$7,600,131
PRA Health Sciences, Inc.A	40,677	4,486,266

		16,519,621

Pharmaceuticals - 1.42%
Pacira Pharmaceuticals, Inc.A	107,990	4,110,100
Supernus Pharmaceuticals, Inc.A	51,332	1,798,673

		5,908,773

Total Health Care		81,252,396

Industrials - 15.70%
Aerospace & Defense - 5.51%
Aerovironment, Inc.A	29,769	2,036,497
Axon Enterprise, Inc.A	81,782	4,449,759
HEICO Corp., Class A	88,371	7,428,466
Kratos Defense & Security Solutions, Inc.A	240,205	3,754,404
Mercury Systems, Inc.A	82,661	5,296,917

		22,966,043

Air Freight & Logistics - 1.27%
Echo Global Logistics, Inc.A	108,564	2,690,216
Hub Group, Inc., Class AA	64,107	2,618,771

		5,308,987

Building Products - 1.19%
Trex Co., Inc.A	80,749	4,967,678

Machinery - 3.86%
Kornit Digital Ltd.A B	179,313	4,267,650
Lindsay Corp.	22,357	2,163,934
Proto Labs, Inc.A	50,167	5,274,558
RBC Bearings, Inc.A	34,648	4,406,186

		16,112,328

Professional Services - 1.49%
CoStar Group, Inc.A	13,340	6,222,043

Trading Companies & Distributors - 2.38%
Beacon Roofing Supply, Inc.A	94,908	3,052,241
MSC Industrial Direct Co., Inc., Class A	37,905	3,135,123
SiteOne Landscape Supply, Inc.A	65,574	3,747,554

		9,934,918

Total Industrials		65,511,997

Information Technology - 31.87%
Electronic Equipment, Instruments & Components - 3.36%
Cognex Corp.	68,938	3,506,187
FLIR Systems, Inc.	105,527	5,020,975
National Instruments Corp.	61,321	2,720,199
nLight, Inc.A	123,446	2,750,377

		13,997,738

IT Services - 3.39%
Euronet Worldwide, Inc.A	47,552	6,780,440
MAXIMUS, Inc.	31,933	2,266,604

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.65% (continued)
Information Technology - 31.87% (continued)
IT Services - 3.39% (continued)
WEX, Inc.A	26,628	$5,112,310

		14,159,354

Semiconductors & Semiconductor Equipment - 3.47%
CyberOptics Corp.A	52,047	890,003
Inphi Corp.A	58,901	2,576,330
Power Integrations, Inc.	30,363	2,123,588
Semtech Corp.A	108,690	5,533,408
Silicon Laboratories, Inc.A	41,515	3,356,903

		14,480,232

Software - 21.65%
2U, Inc.A	54,066	3,830,576
8x8, Inc.A	242,550	4,899,510
Aspen Technology, Inc.A	65,384	6,816,936
Cornerstone OnDemand, Inc.A	55,231	3,025,554
CyberArk Software Ltd.A	40,003	4,762,357
Envestnet, Inc.A	82,967	5,425,212
FireEye, Inc.A	211,304	3,547,794
Five9, Inc.A	126,447	6,680,195
Globant S.A.A	59,719	4,263,937
Guidewire Software, Inc.A	44,408	4,314,681
Manhattan Associates, Inc.A	80,434	4,432,718
Mimecast Ltd.A	82,362	3,899,841
Proofpoint, Inc.A	54,496	6,617,449
PROS Holdings, Inc.A	130,298	5,503,788
Q2 Holdings, Inc.A	87,821	6,082,482
Qualys, Inc.A	55,128	4,561,291
SPS Commerce, Inc.A	32,955	3,495,207
Tyler Technologies, Inc.A	17,402	3,556,969
Ultimate Software Group, Inc.A	14,006	4,623,801

		90,340,298

Total Information Technology		132,977,622

Materials - 0.95%
Chemicals - 0.95%
Balchem Corp.	42,588	3,952,166

Total Common Stocks (Cost $247,789,014)		407,478,042

SHORT-TERM INVESTMENTS - 2.47% (Cost $10,296,938)
Investment Companies - 2.47%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	10,296,938	10,296,938

SECURITIES LENDING COLLATERAL - 1.61% (Cost $6,718,889)
Investment Companies - 1.61%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.37%C D	6,718,889	6,718,889

TOTAL INVESTMENTS - 101.73% (Cost $264,804,841)		424,493,869
LIABILITIES, NET OF OTHER ASSETS - (1.73%)		(7,208,262)

TOTAL NET ASSETS - 100.00%		$417,285,607

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan at March 31, 2019.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2019 (Unaudited)

C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2019, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$407,478,042	$—	$—	$407,478,042
Short-Term Investments	10,296,938	—	—	10,296,938
Securities Lending Collateral	6,718,889	—	—	6,718,889

Total Investments in Securities - Assets	$424,493,869	$—	$—	$424,493,869

U.S. GAAP requires transfers between all levels to/from level 3 to be disclosed. During the period ended March 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”), is organized as a Massachusetts business trust. As of March 31, 2019, the Trust consists of thirty-three active series, eight of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Ionic Strategic Arbitrage Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund and American Beacon Ionic Strategic Arbitrage Fund which are registered as non-diversified. The remaining twenty-five active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund (the controlled foreign corporation “CFC Funds”) are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Fund, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the CFC Funds. All intercompany accounts and transactions have been eliminated in consolidation for the CFC Funds.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

For Federal tax purposes, taxable income for the CFC Funds and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable CFC Fund’s taxable income. Net losses of the Subsidiarys’ are not deductible by the CFC Funds either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each CFC Fund may invest up to 25% of its total assets in its Subsidiaries, which acts as an investment vehicle in order to effect certain investments consistent with the CFC Fund’s investment objectives and policies. The CFC Funds expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the CFC Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2019	% of Total Net Assets of the CFC Fund at March 31, 2019
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$241,019,255	24.1%
American Beacon Cayman TargetRisk Fund, Ltd.	December 31, 2018	6,168,986	22.0%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The CFC Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

(for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received		Total Collateral Received
Stephens Mid-Cap Growth	$2,057,939	$2,062,066	$	—	$2,062,066
Stephens Small Cap Growth	6,581,002	6,718,889		—	6,718,889

Cash collateral is listed on the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2019 (Unaudited)

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)		Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$917,198,322	$124,113	$	—	$124,113
AHL TargetRisk	19,726,041	484,357		—	484,357
Bahl & Gaynor Small Cap Growth	41,887,410	5,694,784		(2,239,528)	3,455,256
Bridgeway Large Cap Growth	159,959,342	38,613,910		(4,323,524)	34,290,386
Bridgeway Large Cap Value	4,049,849,491	588,600,111		(273,782,458)	314,817,653
Ionic Strategic Arbitrage	19,113,778	3,592,126		(3,032,620)	559,506
Stephens Mid-Cap Growth	131,670,703	43,150,288		(3,097,997)	40,052,291
Stephens Small Cap Growth	264,804,841	172,319,518		(12,630,490)	159,689,028

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the year ended December 31, 2018, the Ionic Strategic Arbitrage Fund had $23,033,314 and $4,939,340 in Short-Term and Long-Term, respectively, post RIC MOD capital loss carryforwards.

The Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any capital losses incurred after October 31 through the Funds’ fiscal year end, December 31, 2018. Qualified late year ordinary losses are specified losses generally incurred after October 31 and ordinary losses incurred after December 31 through the end of the Funds’ fiscal year, December 31, 2018. For the period ended December 31, 2018, Bahl & Gaynor Small Cap Growth Fund deferred $211,184 short-term capital losses and $545,982 long-term capital losses, Bridgeway Large Cap Growth Fund deferred $725,466 of short-term capital losses to January 1, 2019, and Bridgeway Large Cap Value Fund deferred $13,967,073 short-term and $22,247,988 long-term capital losses to January 1, 2019.

For the period ended December 31, 2018, the AHL Managed Futures Strategy Fund, AHL TargetRisk Fund, Ionic Strategic Arbitrage Fund, Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund did not have any capital loss carryforwards.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 29, 2019

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 29, 2019